           Semi-Annual Report             TIFF
                                          Investment
       June 30, 1999 (unaudited)          Program      Investment management
                                                       for foundations

                                August 20, 1999

Dear TIP Member:

     We are pleased to present the Semi-Annual Report to Members of the TIFF Investment Program, Inc. (TIP).

     As you know, TIP is a family of multi-manager, commingled funds open exclusively to 501(c)(3) organizations. TIP administers six Funds at present:
Multi-Asset, International Equity, Emerging Markets, U.S. Equity, Bond, and Short-Term. All of TIFF Funds enable Member foundations to delegate to TIP responsibility for the time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing Members with an opportunity to also delegate to TIP responsibility for the all-important task of asset allocation.

     We are very gratified by the favorable reception that TIP has received from the not-for-profit community. We are engaged in active discussions with numerous organizations throughout the United States that have expressed interest in learning more about TIP and would welcome the opportunity to discuss this exciting initiative with other eligible investors.

     For further information about the TIFF Investment Program, please call us at 800-984-0084.

                                    Sincerely,

                                    /s/ David A. Salem

                                    David A. Salem
                                    President

                                    Contents

TIFF Multi-Asset Fund
   Schedule of Investments.................................................    1

TIFF International Equity Fund
   Schedule of Investments.................................................    6

TIFF Emerging Markets Fund
   Schedule of Investments.................................................   11

TIFF U.S. Equity Fund
   Schedule of Investments.................................................   16

TIFF Bond Fund
   Schedule of Investments.................................................   20

TIFF Short-Term Fund
   Schedule of Investments.................................................   24

Statement of Assets and Liabilities........................................   26

Statement of Operations....................................................   28

Statement of Changes in Net Assets.........................................   30

Financial Highlights.......................................................   33

Notes to Financial Statements..............................................   39


 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 1999

  Number
 of Shares                                           Value +

           Long Term Investments -- 91.6%

           Common Stocks -- 45.9%

           U.S. Common Stocks -- 16.7%

           Aerospace -- 0.6%
   25,000  AlliedSignal, Inc.                        $1,575,000
                                                   ------------

           Agricultural Biotech -- 0.6%
   20,000  Air Products & Chemicals, Inc.               805,000
   20,000  Monsanto Co.                                 788,750
                                                   ------------
                                                      1,593,750
                                                   ------------

           Banks -- 0.4%
   25,000  Wells Fargo Co.                            1,068,750
                                                   ------------

           Circuits -- 0.4%
   20,000  Intel Corp.                                1,190,000
                                                   ------------

           Computer -- 0.5%
   25,000  Aspen Technologies, Inc.*                    293,750
   16,000  Sun Microsystems, Inc.*                    1,102,000
                                                   ------------
                                                      1,395,750
                                                   ------------

           Construction -- 0.6%
   22,200  Baker Hughes, Inc.                           743,700
   25,000  Dover Corp.                                  875,000
                                                   ------------
                                                      1,618,700
                                                   ------------

           Cosmetics -- 0.6%
   18,000  Colgate-Palmolive Co.                      1,777,500
                                                   ------------

           Diversified Minerals -- 0.4%
   29,800  Cleveland-Cliffs, Inc.                       964,775
                                                   ------------

           Energy Resources -- 0.1%
    3,400  Evergreen Resources, Inc.*                    85,638
   32,900  Ocean Energy, Inc.*                          316,663
                                                   ------------
                                                        402,301
                                                   ------------

           Financial -- 1.6%
   75,646  Allied Capital Corp.                       1,815,504
   15,000  Federal National Mortgage Association      1,025,625
    3,460  Goldman Sachs Group, Inc.                    249,985
  410,000  United Panam Financial Corp.*              1,332,500
                                                   ------------
                                                      4,423,614
                                                   ------------

           Foods -- 0.3%
   10,000  Wrigley (WM.) Jr. Co.                        900,000
                                                   ------------

           Health Care -- 0.3%
   20,000  Quintiles Transnational Corp.*               840,000
                                                   ------------

           Insurance -- 0.5%
   12,000  American International Group               1,404,750
                                                   ------------

           Machines -- 2.3%
   25,000  Deere & Co.                                  990,625
   60,000  KLA-Tencor Corp.*                          3,892,500
   65,000  Thermo Electron Corp.*                     1,304,063
                                                   ------------
                                                      6,187,188
                                                   ------------

           Medical Supplies -- 0.6%
   25,000  Baxter International, Inc.                 1,515,625
                                                   ------------


  Number
 of Shares                                                     Value +

           Metals & Mining -- 1.8%
  20,500   Aluminum Company of America (Alcoa)                 $1,268,455
  63,100   Freeport-McMoRan*                                    1,131,856
  53,500   Freeport-McMoRan Copper & Gold, Inc. - Class A*        896,125
  33,400   Stillwater Mining Co.*                               1,091,763
   8,900   Vastar Resources, Inc.                                 466,694
                                                             ------------
                                                                4,854,893
                                                             ------------

           Oil/Gas Exploration -- 1.1%
  15,200   BJ Services Co.*                                       447,450
  17,800   Enron Oil & Gas Co.                                    360,450
  27,000   Schlumberger, Ltd.                                   1,719,563
  15,000   USX-Marathon Group, Inc.                               488,438
                                                             ------------
                                                                3,015,901
                                                             ------------

           Oil/Gas Services -- 1.9%
   9,400   Chevron Corp.                                          894,763
  15,000   Exxon Corp.                                          1,156,875
   8,900   Mobil Corp.                                            881,100
  32,900   Rowan Cos., Inc.*                                      606,594
  10,700   Sunoco, Inc.                                           323,006
  31,500   Ultramar Diamond Shamrock Corp.                        687,094
  12,300   Unocal Corp.                                           487,388
                                                             ------------
                                                                5,036,820
                                                             ------------

           Paper/Forest Products -- 1.0%
  18,300   Weyerhauser Co.                                      1,258,125
  28,500   Willamette Industries, Inc.                          1,312,781
                                                             ------------
                                                                2,570,906
                                                             ------------

           Pharmaceutical -- 0.5%
  12,000   Pfizer, Inc.                                         1,317,000
                                                             ------------

           Railroad -- 0.2%
  35,000   Wisconsin Central Transportation Corp.*                660,625
                                                             ------------

           Telecommunications -- 0.2%
   5,000   MCI Worldcom, Inc.*                                    431,250
                                                             ------------

           Textiles, Clothing & Fabrics -- 0.2%
  11,300   Weatherford International, Inc.                        413,863
                                                             ------------
           Total U.S. Common Stocks (Cost $39,159,992)         45,158,961
                                                             ------------

           Foreign Common Stocks -- 29.1%

           Argentina -- 0.2%
  48,960   Quilmes Industrial SA                                  428,400
                                                             ------------

           Brazil -- 0.3%
  39,600   Cia Vale Do Rio Doce - ADR                             786,214
                                                             ------------

           Canada -- 2.7%
   8,900   Alberta Energy Co. Ltd.                                284,430
  43,800   Barrick Gold Corp.                                     848,625
  35,100   Canadian Natural Resources Ltd.*                       687,749
  48,900   Canadian Occidental Petroleum Ltd.                     788,513
  31,000   Euro-Nevada Mining Corp.                               368,637
  31,100   Imperial Oil Ltd. (Foreign Shares)*                    589,733
  23,700   PanCanadian Petroleum Ltd.                             352,286

 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 1999

  Number
 of Shares                                             Value +

    77,900 Petro-Canada                                $1,060,402
    87,200 Poco Petroleums Ltd.*                          701,114
   428,569 Queenstake Resources, Ltd.* (c)                 49,341
    27,400 Suncor Energy, Inc.*                         1,119,863
    17,800 Talisman Energy, Inc.*                         472,813
                                                     ------------
                                                        7,323,506
                                                     ------------

           France -- 2.1%
    18,000 BIC                                            949,978
    30,000 Financiere et Industrielle Gaz et Eaux*      1,682,350
   275,000 Lectra Systemes*                             1,844,343
    17,800 Total Fina SA - ADR*                         1,146,988
                                                     ------------
                                                        5,623,659
                                                     ------------

           Germany -- 0.3%
     2,000 Allianz AG                                     555,108
    10,000 SAP AG                                         346,250
                                                     ------------
                                                          901,358
                                                     ------------
           Ghana -- 0.1%
    59,195 Ashanti Goldfields Co., Ltd. - GDR             410,665
                                                     ------------

           Hong Kong -- 2.9%
 4,845,000 Hung Hing Printing Group                     1,998,427
   200,000 Hutchison Whampoa Ltd.                       1,811,010
   765,000 Jardine Strategic Holdings Ltd.*             1,989,000
   350,000 Johnson Electric Holdings                    1,443,652
   200,000 Li & Fung Ltd.                                 479,499
                                                     ------------
                                                        7,721,588
                                                     ------------

           Ireland -- 1.7%
    38,000 CBT Group plc - ADR*                           627,000
   180,000 Saville Systems Ireland - ADR*               2,610,000
     7,500 ENI Spa - ADR                                  450,000
    50,000 Luxottica Group Spa - ADR                      778,125
                                                     ------------
                                                        4,465,125
                                                     ------------

           Japan -- 0.6%
     8,500 Hirose Electronics Co., Ltd.                   883,044
   125,000 Mitsubishi Corp.                               847,808
                                                     ------------
                                                        1,730,852
                                                     ------------

           Mexico -- 0.6%
    10,000 Grupo Televisa SA - GDR*                       448,125
   125,000 Kimberly Clark de Mexico SA de CV              513,662
     7,500 Telefonos De Mexico - ADR*                     606,094
                                                     ------------
                                                        1,567,881
                                                     ------------

           Netherlands -- 1.8%
    30,000 Royal Dutch Petroleum Co. - NY Shares        1,807,500
    31,540 Van Melle NV                                 2,025,800
    24,000 Wolters Kluwer CVA                             955,860
                                                     ------------
                                                        4,789,160
                                                     ------------

           Norway -- 1.7%
    82,050 Kverneland Gruppen ASA                       2,273,373
    15,000 Norsk Hydro ASA - ADR                          573,750
   580,000 Norsk Lotteridrift ASA                       1,842,908
                                                     ------------
                                                        4,690,031
                                                     ------------

           Peru -- 0.1%
    25,300 Minas Buenaventura - ADR                       387,406
                                                     ------------

           Portugal -- 0.8%
    68,700 Investec Consultadoria International         2,055,655
                                                     ------------

           Singapore -- 0.6%
   100,500 Singapore Press Holdings                     1,712,900
                                                     ------------

  Number
 of Shares                                                Value +

           South Africa -- 0.7%
    9,900  Anglo American plc*                          $    462,640
    5,227  Beverage & Consumer Industry Holdings Ltd.        111,218
   48,900  De Beers Consolidated Mines - ADR               1,167,488
  140,000  LibLife Strategic Investments Ltd.*               233,159
      875  South African Breweries                             7,598
                                                        ------------
                                                           1,982,103
                                                        ------------

           Spain -- 0.1%
   18,700  Repsol SA - ADR                                   379,844
                                                        ------------

           Sweden -- 2.7%
  300,000  Bure Investment AB                              1,593,108
  120,000  Investor AB - Class B*                          1,345,291
  167,500  IRO AB                                          1,867,920
  166,000  Nobel Biocare AB (144A) (a)                     2,448,667
                                                        ------------
                                                           7,254,986
                                                        ------------

           Switzerland -- 3.9%
    4,000  ABB AG Namen*                                   1,287,664
   12,000  Nestle SA - ADR                                 1,081,057
    7,750  Selecta Group                                   3,093,613
   12,000  Stratec Holding AB Private*                     3,816,637
    1,938  Union Bank of Switzerland AG                      578,954
    1,000  Zuerich Allied AG                                 569,148
                                                        ------------
                                                          10,427,073
                                                        ------------

           United Kingdom -- 5.2%
  342,800  Billiton plc                                    1,174,221
   28,000  British Steel plc - ADR*                          729,750
  222,150  JBA Holdings plc                                  402,804
  850,000  McBride plc                                     1,501,018
   70,000  Pearson plc                                     1,408,308
  350,000  Rentokil Initial plc                            1,365,816
  143,200  Rio Tinto plc                                   2,401,206
   31,100  Shell Transport & Trading Co. plc               1,442,263
  720,000  Victrex plc                                     2,066,108
  175,000  WPP Group plc                                   1,476,185
                                                        ------------
                                                          13,967,679
                                                        ------------
           Total Foreign Common Stocks
            (Cost $73,474,412)                            78,606,085
                                                        ------------
           Total Common Stocks
            (Cost $112,634,404)                          123,765,046
                                                        ------------

 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 1999

 Principal                                           Interest Maturity
  Amount                                               Rate     Date   Value +

           Fixed Income Securities -- 19.5%

           Asset-Backed Securities -- 3.8%
 $485,000  Advanta Credit Card Master Trust (FRN),
            Ser. 1995-F, Class A2                     5.468%  08/01/03 $485,417
  339,741  AFC Home Equity Loan Trust, Ser. 1999-
            1, Class 2A1                              5.319%  02/24/29  342,221
  430,000  American Express Master Trust (FRN),
            Ser. 1996-2, Class A                      5.398%  08/15/02  429,871
  360,000  AT&T Universal Card Master Trust, Ser.
            1996-1, Class A                           5.125%  04/17/03  360,130
  480,000  AT&T Universal Card Trust (FRN), Ser.
            1996-3, Class A                           5.600%  09/17/03  480,077
  445,000  BA Master Credit Card Trust, Ser. 1997-
            A, Class A                                5.388%  07/15/04  444,551
  300,000  Chase Manhattan Auto Owner Trust           5.850%  05/15/03  297,699
  246,393  Countrywide Home Equity Loan (FRN),
            Ser. 1997-C, Class A                      5.168%  09/15/22  246,049
  339,059  Countrywide Home Equity Trust (FRN),
            Ser. 1998-A, Class A                      5.846%  03/15/24  338,550
  350,000  Chase Credit Card Master Trust (FRN),
            Ser. 1998-6, Class A                      5.309%  09/15/04  351,064
  180,000  Chemical Master Credit Card Trust, Ser.
            1996-1, Class A                           5.550%  09/15/03  179,129
  450,000  Chemical Master Credit Card Trust          6.230%  06/15/03  452,642
  445,000  Chevron Corp.                              7.327%  01/01/24  453,313
  300,000  Citibank Credit Card Trust                 5.850%  04/10/03  298,923
  470,000  Discover Card Master Trust, Ser. 1997-
            4, Class A                                4.973%  04/16/03  469,690
  470,000  Discover Card Master Trust (FRN), Ser.
            1996-1, Class A                           5.705%  07/16/03  470,310
  420,000  Discover Card Trust, Ser. 1997-2, Class
            A                                         6.792%  04/16/10  421,323
  321,615  EQCC Home Equity Loan Trust, Ser. 1998-
            4, Class A1F                              5.984%  01/15/29  320,689
  350,000  First Union Master Credit Card Trust,
            Ser. 1996-1, Class A                      5.826%  09/15/03  350,238
  445,000  First USA Credit Card Master Trust,
            Ser. 1996-1, Class A                      5.063%  11/15/03  444,315
  350,000  First USA Credit Card Master Trust,
            Ser. 1994-8, Class A                      5.640%  06/15/04  349,622
  280,000  MBNA Master Credit Card Trust, Ser.
            1995-D, Class A                           6.050%  11/15/02  281,156
  278,473  Merrill Lynch Home Equity Loan (FRN),
            Ser. 1997-1, Class A                      5.118%  09/25/27  277,673

 Principal                                         Interest Maturity
  Amount                                             Rate     Date    Value +

 $365,000  Peoples Bank Credit Card Master Trust
            96-1 A                                  5.138%  11/15/04   $365,128
  480,000  People's Bank Credit Card Trust
            (FRN), Ser.
            1997-1, Class A                         5.807%  10/15/04    479,750
  470,000  Providian Master Trust (FRN), Ser.
            1997-3, Class A                         5.013%  12/15/05    469,836
  315,000  Ras Laffan Gas                           7.628%  09/15/06    301,902
                                                                     ----------
           Total Asset-Backed Securities
            (Cost $10,139,269)                                       10,161,268
                                                                     ----------

           Corporate Obligations -- 6.5%
   90,000  Associates Corp. NA                      5.875%  07/15/02     88,702
   98,603  American Airlines, Ser. 1991-A, Class
            A-1                                     9.710%  01/02/07    105,705
  850,000  Bacob Bank S.C.                          7.250%  09/29/49    783,325
  480,000  Bankamerica Corp., (MTN)                 5.215%  09/11/01    479,904
  165,000  Banc One Corp.                           7.250%  08/01/02    168,548
  365,000  Bayard Drilling                         11.000%  06/30/05    398,071
  300,000  Case Credit Corp.                        6.150%  03/01/02    295,240
  285,000  Chartwell Re Holdings                   10.250%  03/01/04    296,514
  330,000  CIT Group, Inc.                          5.910%  11/10/03    319,343
  350,000  Citicorp (MTN)                           5.930%  08/10/00    350,350
  385,000  Conoco, Inc.                             6.950%  04/15/29    359,706
  250,000  Countrywide Home Loans Inc. (MTN)        5.620%  10/16/00    247,900
  290,000  Cummins Engine Co., Inc.                 5.650%  03/01/98    190,247
  475,000  Deutsch Bank                             7.872%  12/29/49    457,208
  390,000  East Coast Power                         7.066%  03/31/12    358,528
  390,000  Edperbrascan                             7.125%  12/16/03    381,240
  395,000  Eli Lilly & Co.                          7.125%  06/01/25    394,266
  375,000  Fleet National Bank                      5.016%  07/31/01    374,263
  275,000  Florida Windstorm Underwriting (144A)
            (a)                                     6.500%  08/25/02    273,976
  505,000  Ford Motor Co.                           6.375%  02/01/29    438,766
  415,000  General Motors Acceptance Corp.          6.850%  06/17/04    418,256
  350,000  General Motors Acceptance Corp. (FRN)    5.216%  07/30/01    351,050
  330,000  Goldman Sachs Group LP (144A) (a)        7.800%  07/15/02    341,336
   90,000  Greyhound Lines                         11.500%  04/15/07    101,921
   50,000  GTE Corp.                                5.135%  06/12/00     49,945
  340,000  Heller Financial, Inc. (MTN)             5.870%  11/01/00    338,220
  315,000  ICI Wilmington                           6.750%  09/15/02    314,721
  130,000  IMC Global, Inc.                         7.625%  11/01/05    132,339
  957,847  Jasmine Submarine Telecommunications
            (144A) (a)                              8.483%  05/30/11    902,761
  115,000  Jet Equipment Trust (144A) (a)           9.710%  08/15/13    130,686
  245,000  Kern River Funding Corp. (144A) (a)      6.720%  09/30/01    244,441
  430,000  Laidlaw, Inc.                            7.650%  05/15/06    418,497
  170,000  Land 'O Lakes Cap Trust I (144A) (a)     7.450%  03/15/28    144,318
  295,000  Lehman Brothers Holdings, Inc.           6.625%  02/05/06    282,296
  455,000  Lehman Brothers Holdings, Inc.           7.250%  04/15/03    456,584

 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 1999

 Principal                                         Interest Maturity
  Amount                                             Rate     Date    Value +

  $175,000 Lumbermens Mutual Casualty (144A) (a)    8.450%  12/01/97   $169,074
   270,000 Lumbermens Mutual Life                   8.300%  12/01/37    258,165
    30,000 Methanex Corp.                           7.400%  08/15/02     28,992
   295,000 Methanex Corp.                           7.750%  08/15/05    279,572
   910,000 Mutual Life Insurance Co. - NY (144A)
            (a)(d)                                 11.250%  08/15/24  1,262,775
    80,000 Northwest Airlines Corp.                 8.130%  02/01/14     77,570
   645,000 Northwest Airlines Corp.                 8.304%  09/01/10    652,673
   315,000 Occidental Petroleum                     8.450%  02/15/29    328,229
   125,000 Qwest Communications International,
            Inc.                                    7.500%  11/01/08    121,094
   460,000 Ras Laffan-Lincs Ser. 1997-11 (144A)
            (a)(e)                                  7.850%  03/18/14    483,038
   250,000 Rohm & Haas Co.                          7.850%  07/15/29    252,887
   240,000 Salomon Smith Barney Holdings, Inc.      6.750%  02/15/03    240,554
   323,185 Saxon 1999-Avi                           5.240%  02/25/29    323,489
   430,000 Se Banken 144A (a)(f)                    6.500%  12/29/49    408,964
   180,000 Shopko Stores                            6.500%  08/15/03    174,387
   315,000 Telecom Newzealand Corp.                 6.250%  02/10/03    312,178
   235,000 Transamerica Finance Corp.               6.125%  11/01/01    233,094
   500,000 Tyco International Group                 6.875%  01/15/29    456,695
   100,000 Unova, Inc.                              6.875%  03/15/05     96,170
                                                                     ----------
           Total Corporate Obligations (Cost
            $18,034,612)                                             17,548,773
                                                                     ----------
           Mortgage-Backed Securities -- 6.0%

   350,000 FHLMC                                    7.500%  04/17/24    354,765
   719,295 FHLMC                                    8.500%  06/01/12    745,466
   990,000 FHLMC Gold (TBA)                         6.000%  07/01/13    960,894
   230,000 FHLMC Gold (TBA)                         6.500%  07/01/29    223,238
   475,000 FNMA                                     4.625%  10/15/01    463,014
   760,000 FNMA                                     5.125%  02/13/04    728,214
   685,000 FNMA                                     5.625%  05/14/04    668,488
   385,000 FNMA                                     7.500%  07/18/25    390,159
    40,762 FNMA                                     7.500%  01/01/29     41,224
    78,573 FNMA                                     7.500%  02/01/29     79,464
    98,536 FNMA                                     9.500%  05/01/18    104,754
 1,300,000 FNMA (TBA)                               6.000%  07/19/14  1,260,610
   210,000 FNMA (TBA)                               6.000%  07/01/29    198,387
   855,000 FNMA (TBA)                               6.500%  07/19/14    845,424
   510,000 FNMA (TBA)                               6.500%  07/14/29    494,394
 1,420,000 FNMA (TBA)                               6.500%  07/14/29  1,376,548
 3,710,000 FNMA (TBA)                               7.000%  08/01/29  3,683,288
   800,000 FNMA (TBA)                               7.500%  08/01/29    810,720
   416,354 GNMA                                     7.000%  03/15/29    411,428
   254,975 GNMA                                     7.000%  05/15/29    251,959
   144,737 GNMA                                     7.500%  12/15/28    146,352
   198,828 GNMA                                     7.500%  01/15/29    201,047
   124,717 GNMA                                     7.500%  03/15/29    126,109
 1,510,173 GNMA                                     7.500%  04/15/29  1,527,028
   154,876 GNMA                                     7.500%  05/15/29    156,605
                                                                     ----------
           Total Mortgage Backed Securities (Cost
            $16,159,296)                                             16,249,579
                                                                     ----------

           Muncipal Obligation -- 0.1%
   200,000 Pennsylvania Power & Light (Cost
            $229,252)                               7.700%  10/01/09    219,060
                                                                     ----------

           U.S. Treasury Securities -- 3.1%
   715,000 U.S. Treasury Bond                       4.750%  02/15/04    687,071
   140,000 U.S. Treasury Bond                       5.250%  02/15/29    125,650

 Principal                       Interest Maturity
   Amount                          Rate     Date    Value +
 $   35,000 U.S. Treasury Bond    7.500%  11/15/16 $   39,342
     50,000 U.S. Treasury Bond    9.250%  02/15/16     64,984
    170,000 U.S. Treasury Note    4.250%  11/15/03    160,384
  1,365,000 U.S. Treasury Note    4.750%  11/15/08  1,252,815
    150,000 U.S. Treasury Note    5.250%  11/15/28    132,750
  1,200,000 U.S. Treasury Note    5.375%  05/15/09  1,171,876
    180,000 U.S. Treasury Note    5.750%  10/31/00    180,675
  1,080,000 U.S. Treasury Note    5.750%  08/15/03  1,080,000
     55,000 U.S. Treasury Note    5.875%  02/15/04     55,292
    395,000 U.S. Treasury Note    6.250%  02/15/03    401,666
  1,205,000 U.S. Treasury Note    6.250%  02/15/07  1,227,594
    100,000 U.S. Treasury Note    6.375%  09/30/01    101,656
    165,000 U.S. Treasury Note    6.375%  08/15/02    168,145
    700,000 U.S. Treasury Note    6.500%  08/15/05    721,657
    280,000 U.S. Treasury Note    6.750%  04/30/00    283,325
    230,000 U.S. Treasury Note    7.500%  02/15/05    247,681
    190,000 U.S. Treasury Note    8.000%  05/15/01    198,194
                                                   ----------
            Total U.S. Treasury
             Securities
             (Cost $8,456,961)                      8,300,757
                                                   ----------
            Total Fixed Income
             Securities
             (Cost $53,019,390)                    52,479,437
                                                   ----------

  Number
 of Shares

           Investment Companies -- 3.8%
  100,000  Atlantis Japan Growth Fund*                          1,014,510
  111,476  GMO Currency Hedged International Bond Fund**        1,179,418
  838,360  GMO International Bond Fund**                        8,132,090
                                                              -----------
           Total Investment Companies (Cost $10,982,580)       10,326,018
                                                              -----------
           Limited Partnerships -- 21.8%
           Daystar Partners L.P.* (b)(c)                       12,004,727
           Euro-Partners Arbitrage Fund* (b)(c)                 9,649,118
           Farallon Capital Partners L.P.* (b)(c)              10,997,254
           Lone Redwood L.P.* (b)(c)                            4,520,370
           The Value Realization Fund L.P. (Canyon
            Partners)* (b)(c)                                  21,583,826
                                                              -----------
           Total Limited Partnerships
            (Cost $54,497,677)                                 58,755,295
                                                              -----------
           Preferred Stocks -- 0.6%
      615  Centaur Funding Corp., 9.080%                          661,509
    2,065  Duke Realty Investments, 7.990%                         93,054
   20,185  MEPC International Capital, 9.125%                     529,856
      410  Pinto Totta International Finance, 7.770%              394,074
                                                              -----------
           Total Preferred Stocks (Cost $1,726,948)             1,678,493
                                                              -----------
                                               Expiration
                                                  Date
           Warrants -- 0.0%
   53,569  Queenstake Resources Ltd.* (b)(c)    09/11/99                0
   80,362  Queenstake Resources Ltd.* (b)(c)    09/11/00                0
                                                              -----------
           Total Warrants (Cost $0)                                     0
                                                              -----------
           Total Long Term Investments (Cost $232,860,999)    247,004,289
                                                              -----------

 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 1999

  Principal                         Interest  Maturity
   Amount                             Rate      Date      Value +
             Short Term Investments -- 12.3%

             Repurchase Agreement -- 10.7%
 $28,832,962 Investors Bank & Trust Company --
              Repurchase Agreement, issued 06/30/99
              (proceeds at maturity $28,836,366)
              (Collateralized by $19,880,289 FNMA FRN
              99-26, 5.543% due 12/25/27, with a
              market value of $19,870,745; $6,287,749
              GNMA ARM# 28279, 6.625% due 9/20/23
              with a market value of $6,379,278;
              $3,915,612 SBA Pool# 504473, 6.625% due
              03/25/24 with a market value of
              $4,024,610)
             (Cost $28,832,962)      4.250%  07/01/1999  $28,832,962
                                                        ------------

             U.S. Treasuries -- 1.6%#
     500,000 U.S. Treasury Bill++    4.270%  07/29/1999      498,390
   1,725,000 U.S. Treasury Bill++    4.420%  09/23/1999    1,706,606
     515,000 U.S. Treasury Bill++    4.460%  08/19/1999      511,888
   1,015,000 U.S. Treasury Bill++    4.510%  10/14/1999    1,001,264
     500,000 U.S. Treasury Bill++    4.390%  07/15/1999      499,304
                                                        ------------

             Total U.S. Treasuries (Cost $4,218,869)       4,217,452
                                                        ------------

             Total Short Term Investments
              (Cost $33,051,831)                          33,050,414
                                                        ------------

             Total Investments -- 103.9%
              (Cost $265,912,830)                        280,054,703

             Liabilities in Excess of Other Assets --
               (3.9%)                                    (10,381,313)
                                                        ------------

             Net Assets -- 100.0%                       $269,673,390
                                                        ============


Summary of Industry Classifications (as a % of total market value):

Banking                      20.5%
Basic Industries              4.6
Consumer Cyclical            10.7
Consumer Non-Cyclical         4.1
Energy                        7.3
Financial Services           11.3
Industrial                    4.6
Insurance                     1.5
Metals & Mining               4.6
Miscellaneous                 8.0
Repurchase Agreements        10.3
Technology                    2.1
U.S. Government Securities   10.4
                            -----
Total                       100.0%
                            =====

     * Non-Income Producing Security.
    ** Deemed to be an investment in an affiliate.
     + See Note 2 to the Financial Statements.
    ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C in Notes to Financial
       Statements.
     # Interest rate represents the yield to maturity at the time of purchase.
   ADR American Depository Receipt
   ARM Adjustable Rate Mortgage
 FHLMC Federal Home Loan Mortgage Corporation
  FNMA Federal National Mortgage Association
   FRN Floating Rate Note
   GDR Global Depository Receipt
  GNMA Government National Mortgage Association
   MTN Medium Term Note
   SBA Small Business Administration
   TBA Security is subject to delayed delivery.
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1999, the market value of these securities was $6,810,036, or 2.53% of the portfolio.
   (b) Security is valued in good faith under procedures established by the board of directors.
   (c) Restricted Security.
   (d) Security is a step-up bond which will pay 11.250% until maturity starting 08/15/99.
   (e) Security is a step-up bond which will pay 7.850% through September 2006 and 8.055% thereafter.
   (f) Security is a step-up bond which will pay 6.500% through June 2003 and 6 month U.S.$ LIBOR plus 2.150% thereafter.

    See accompanying Notes to Financial Statements.

 TIFF International Equity Fund / Schedule of Investments (unaudited)
                                                                 June 30, 1999

  Number
 of Shares                                             Value +

           Long Term Investments -- 96.6%

           Common Stocks -- 86.5%

           Europe -- 51.5%

           Belgium -- 0.4%
   2,294   Electrabel SA                                 $740,855
                                                     ------------

           Denmark -- 0.2%
   4,300   Bang & Olufsen Holding AS - Series B           272,684
   1,800   Coloplast AS - Class B                         184,833
                                                     ------------
                                                          457,517
                                                     ------------

           Finland -- 0.8%
   5,100   Konecranes International                       175,283
  28,000   Metsa-Serla OY - Class B                       238,057
  15,800   Outokumpo OY                                   177,697
  15,140   Ponsse OY                                      328,050
   8,800   Sampo Insurance Co., Ltd. - Class A            255,144
  11,000   UPM-Kymmeme OY                                 315,524
  17,500   Valmet Corp. OY - Class A                      198,622
                                                     ------------
                                                        1,688,377
                                                     ------------

           France -- 6.0%
   5,150   Air Liquide                                    810,350
   6,515   Alcatel Alsthom                                917,577
  15,000   Atos*                                        1,532,223
   3,100   AXA                                            378,392
   4,654   Banque Nationale de Paris                      388,001
  15,500   BIC (e)                                        818,037
   2,588   Carrefour Supermarche*                         380,518
   1,728   Clarins SA*                                    166,260
   7,711   Compagnie de Saint-Gobain                    1,229,235
   4,845   Compagnie Generale des Eaux                    392,677
  10,023   Elf Aquitaine                                1,471,629
  21,500   Financiere et Industrielle Gaz et Eaux*      1,205,684
  19,480   Michelin - Class B                             797,345
  11,573   Pechiney SA - A Shares                         497,702
   5,000   Scor SA                                        248,148
   4,115   Societe Generale - Class A                     725,617
   3,900   Thomson CSF                                    135,609
  24,400   Usinor SA                                      363,792
                                                     ------------
                                                       12,458,796
                                                     ------------

           Germany -- 4.5%
   4,900   Adidas-Salomon AG                              486,623
   2,450   Allianz AG                                     680,008
  26,800   Bayer AG                                     1,117,151
  19,400   Bayerische Vereinsbank AG                    1,261,065
     600   Buderus AG                                     240,822
  25,280   Fresenius Medical Care - ADR                   507,180
  16,100   Hoechst AG                                     729,266
     800   Holzmann (PH)*                                 137,848
   2,900   Mannesmann AG                                  432,974
  23,660   RWE AG                                       1,095,872
  13,500   SAP AG (e)                                     467,438
   7,300   SGL Carbon AG*                                 564,911
  15,530   Siemens AG                                   1,198,584
   4,300   VEBA AG                                        252,894
                                                     ------------
                                                        9,172,636
                                                     ------------

           Ireland -- 2.2%
  33,500   CBT Group plc - ADR*                           552,750
  55,000   Independent Newspapers plc                     263,883

  Number
 of Shares                                                          Value +

   35,772  McInerney Holdings plc                                      $68,283
  245,600  Saville Systems plc - ADR*                                3,561,200
  158,000  Waterford Wedgewood Units                                   163,024
                                                                  ------------
                                                                     4,609,140
                                                                  ------------

           Italy -- 1.1%
   29,000  Banco Popolare di Milano                                    224,536
   69,500  Eni SpA                                                     410,182
    5,000  Fila Holding SpA - ADR* (e)                                  59,063
    9,600  Industrie Natuzzi SpA                                       186,600
   73,500  Luxottica Group SpA (e)                                   1,143,844
   65,000  Unicredito Italiano SpA                                     286,041
                                                                  ------------
                                                                     2,310,266
                                                                  ------------

           Netherlands -- 5.3%
    6,052  Benckiser NV - Class B                                      323,150
   39,100  Elsevier NV                                                 453,863
   20,840  IHC Caland NV                                               817,103
   34,297  ING Groep NV                                              1,857,852
    9,153  Koninklijke Boskalis Westminster NV                         137,883
    5,428  Koninklijke (Royal) Philips
            Electonics NV*                                             535,698
    7,990  Nedlloyd NV                                                 197,858
   24,900  Royal Dutch Petroleum Co. (e)                             1,459,295
   32,100  Royal Dutch Petroleum Co. - NY Shares                     1,934,025
   39,500  Van Melle NV                                              2,537,067
   19,600  Wolters Kluwer CVA                                          780,619
                                                                  ------------
                                                                    11,034,413
                                                                  ------------

           Norway -- 0.8%
  430,000  Norsk Lotteridrift ASA                                    1,366,294
   18,000  Reiber & Son ASA - Class B*                                 132,689
   16,400  Schibsted Gruppen ASA                                       184,469
                                                                  ------------
                                                                     1,683,452
                                                                  ------------

           Spain -- 2.4%
   10,500  Acerinox SA                                                 307,141
   72,992  Banco Central Hispanoamer SA*                               760,663
    4,300  Banco Popular Espanol SA                                    309,463
   26,200  Bankinter SA                                              1,067,810
   13,900  Centros Comerciales Pryca SA                                232,914
   13,800  Corp. Financiera Reunida SA*                                176,846
    5,800  Groupo Acciona SA                                           276,661
   49,300  Iberdrola SA                                                751,317
   20,882  Telefonica de Espana SA*                                  1,006,416
   11,750  Viscofan Industria Navarra de Envolturas Celulosicas
            SA                                                         133,360
                                                                  ------------
                                                                     5,022,591
                                                                  ------------

           Sweden -- 4.6%
   30,000  ABB AB - Class B*                                           440,760
    8,000  BT Industries AB                                            138,305
  285,050  Bure Investment AB                                        1,513,671
   22,000  Electrolux AB - Class B                                     462,119
   10,440  Ericsson LM - Class B                                       335,721
    9,500  Hoganas AB - Class B                                        193,386
   99,400  Investor AB - Class B*                                    1,114,350
  135,000  IRO AB                                                    1,505,487
  173,300  Nobel Biocare AB (144A) (a)                               2,556,349
   20,500  OM Gruppen AB                                               232,240
   28,294  Stora Enso OYJ                                              303,615
   24,500  Svenska Handelsbanken - Class A*                            294,902
   14,000  Volvo AB - B Shares                                         407,246
                                                                  ------------
                                                                     9,498,151
                                                                  ------------

 TIFF International Equity Fund / Schedule of Investments (unaudited)
                                                                 June 30, 1999

  Number
 of Shares                                                    Value +

           Switzerland -- 7.5%
    4,150  ABB Namen AG                                       $1,269,028
    1,830  Charles Voegele Holding AG*                           276,880
   15,900  Nestle SA - ADR                                     1,432,401
      951  Novartis AG                                         1,389,885
      200  Phoenix Mecano AG                                      94,257
    3,750  Publigroupe SA                                      2,052,215
      100  Sarna Kunststoff Holding AG                           113,314
    9,690  Selecta Group (The)                                 3,868,014
      300  Societe Generale de Surveillance SA - Class B*        310,971
   10,950  Stratec Holding AG - Class B*                       3,480,653
    2,600  The Swatch Group AG                                   371,620
    2,580  Union Bank of Switzerland AG                          770,744
                                                            ------------
                                                              15,429,982
                                                            ------------

           United Kingdom -- 15.7%
   43,000  Airtours plc                                          343,058
   56,882  Arriva plc                                            335,425
   79,288  Associated British Foods plc                          525,181
   52,400  Associated British Ports Holdings plc                 236,291
   14,600  Barclays plc                                          424,946
   67,800  Bass plc                                              964,262
   81,000  Berisford plc                                         308,107
  238,277  BG plc                                              1,455,804
  196,070  Blue Circle Industries plc                          1,318,250
   82,500  Boots Co. plc                                         978,094
   52,000  British Aerospace plc                                 337,587
  146,789  British Airways plc                                 1,013,138
   24,000  British Petroleum Co. plc                             430,250
   27,100  British Telecommunications plc                        455,316
  231,750  Centrica plc                                          544,446
   54,000  Devro International plc                               120,050
   35,304  Diageo plc                                            371,155
   32,600  EMI Group plc                                         261,757
   46,700  First Leisure Corp. plc                               160,518
   21,000  Flextech plc*                                         341,082
   98,300  GKN plc                                             1,693,540
   46,500  Glaxo Wellcome plc                                  1,292,571
   16,300  Glaxo Wellcome plc - ADR                              922,988
   14,900  Granada Group plc                                     275,923
  109,777  Invensys plc                                          519,689
   87,800  Great Universal Stores plc                            972,847
   52,450  Hanson plc                                            467,657
  103,000  Hays plc                                            1,072,653
   22,165  Hyder plc                                             261,757
   19,000  Imperial Chemical Industries plc                      187,644
  365,000  JBA Holdings plc                                      661,820
   62,000  Ladbroke Group plc                                    249,276
   35,000  Man E D & F Group plc                                 200,320
   55,900  Pearson plc                                         1,124,635
   93,000  PIC International Group plc*                           85,047
   22,702  Provident Financial plc                               314,961
   78,000  Racal Electronic plc                                  475,328
   57,800  Railtrack Group plc                                 1,168,328
  308,900  Rentokil Initial plc                                1,205,431
  109,700  Rio Tinto plc                                       1,839,472
  141,640  Stagecoach Holdings plc                               509,737
  305,900  Taylor Woodrow plc                                    882,632
   85,000  Unigate plc                                           540,099
  805,000  Victrex plc                                         2,310,023

  Number
 of Shares                                                  Value +

    45,400 Vodafone Group plc                                 $899,072
   166,900 WPP Group plc                                     1,407,859
                                                          ------------
                                                            32,466,026
                                                          ------------
           Total Europe (Cost $88,565,692)                 106,572,202
                                                          ------------

           Pacific -- 24.1%

           Australia -- 3.5%

   180,900 Amcor Ltd.                                        1,005,709
   106,000 Australia and New Zealand Banking Group Ltd.        779,541
    43,000 Caltex Australian Ltd.                               93,368
   442,191 CSR Ltd.                                          1,264,595
    84,000 Eastern Aluminum Ltd.                                60,057
   470,956 Foster's Brewing Group Ltd.                       1,327,529
    80,895 Iluka Resources Ltd.                                174,902
    61,991 National Australia Bank Ltd.                      1,025,951
    82,300 Orica Ltd.                                          449,536
   123,386 Renison Goldfields Consolidated Ltd. (c)             42,474
   163,000 Santos Ltd.                                         534,135
   101,000 WMC Ltd.                                            433,934
       303 Woolworths Ltd.                                       1,008
                                                          ------------
                                                             7,192,739
                                                          ------------

           Hong Kong -- 5.4%
    67,000 Cable & Wireless HKT Ltd.                           174,018
   143,000 Cathay Pacific Airways Ltd.                         219,345
    28,000 Hang Seng Bank Ltd.                                 313,092
    68,000 Hong Kong Aircraft Engineering Co. Ltd.             131,475
   312,913 Hong Kong Electric Holdings Ltd.                  1,008,343
   164,475 Hong Kong & China Gas Co., Ltd.                     238,505
   871,000 Dairy Farm International Holdings Ltd.            1,045,200
   136,391 Jardine Matheson Holdings Ltd.                      681,955
   123,812 Jardine Strategic Holdings Ltd.*                    321,911
 3,760,000 Hung Hing Printing Group                          1,550,895
   131,000 Hutchison Whampoa Ltd.                            1,186,212
   145,218 Hysan Development Co., Ltd.                         219,003
   385,000 Johnson Electric Holdings                         1,588,018
   282,000 Li & Fung Ltd.                                      676,093
   204,068 Mandarin Oriental International Ltd.*               179,580
   248,000 National Mutual Asia Ltd.                           198,193
    83,000 Television Broadcasts Ltd.                          389,425
   335,000 Wharf Holdings Ltd.                               1,044,972
                                                          ------------
                                                            11,166,235
                                                          ------------

           Japan -- 12.2%
    23,000 Amano Corp.                                         189,859
    38,000 Asatsu-DK, Inc.                                   1,005,790
     6,800 Canon Chemicals, Inc.                                57,370
    70,000 Canon, Inc.                                       2,014,888
   114,000 Chiyoda Fire & Marine Insurance Co.                 371,514
     9,000 CSK Corp.                                           204,715
    57,000 Dai-Ichi Kangyo Bank Ltd.                           367,742
    14,000 Daiichi Pharmaceutical Co. Ltd                      217,469
    22,000 Dainippon Pharmaceutical Co., Ltd.                  123,739
     6,000 Dai Nippon Printing Co., Ltd.                        96,030
    51,000 Eisai Co. Ltd.                                    1,006,079
    10,060 Fancl Corp.                                       1,830,604
    76,000 Fuji Electric Co. Ltd.                              233,846
    32,000 Fuji Oil                                            196,658
    51,000 Fujitsu Denso Ltd.                                1,027,171

 TIFF International Equity Fund / Schedule of Investments (unaudited)
                                                                 June 30, 1999

  Number
 of Shares                                          Value +

   14,800  Hirose Electric Co., Ltd.                $1,537,535
    8,000  Hitachi Electronics Engineering              80,000
  175,000  Hitachi Ltd.                              1,642,887
   14,000  Intec, Inc.                                 182,961
   94,000  Ishikawajima-Harima Heavy Industries        174,160
    4,300  Ito-Yokado Co., Ltd.                        288,089
   22,000  Japan Radio Co., Ltd.                       203,623
      290  Japan Tobacco, Inc.                         321,423
   13,000  Jeol Ltd.                                    66,667
   88,000  Koito Manufacturing Co., Ltd.               398,875
   47,000  Kurita Water Industries Ltd.                843,590
    9,000  Lion Corp.                                   37,221
   58,000  Matsushita Electric Industries Co.        1,127,378
   47,000  Mitsubishi Corp.                            318,776
   68,000  Nippon Mitsubishi Oil Corp.*                286,849
    1,040  Nippon Telegraph and Telephone Corp.      1,212,903
   25,000  Noritake Co., Ltd.                          130,273
    1,050  NTT Mobile Communications
            Network, Inc.                            1,424,318
    3,000  Roland Corp.                                 96,774
   20,000  Sankyo Seiko                                 53,433
   26,000  Sanwa Bank Ltd.                             256,129
   25,000  Shimadzu Corp.                              100,290
   50,000  Shiseido Co., Ltd.                          750,207
    2,600  Sony Corp.                                  280,645
   43,000  Stanley Electric Co., Ltd.                  152,936
   20,000  Sumitomo Forestry Co., Ltd.                 162,117
   20,000  Sumitomo Warehouse                           74,607
   81,000  The Furkukawa Electric Co., Ltd.            371,836
   35,000  Tokio Marine & Fire Insurance Co.           380,687
   19,000  Tokyo Broadcasting System                   275,021
    9,000  Tokyo Electric Power Co.                    190,199
  252,000  Tokyo Gas Co.                               621,141
   20,000  Toppan Printing Co.                         223,491
    8,700  Torii Pharmaceutical Co., Ltd.              250,422
   12,000  Toto Ltd.                                    92,804
    6,000  Toyo Seikan                                 134,988
      274  West Japan Railway Co.                    1,051,580
   25,000  Yamaha Motor Co., Ltd. (e)                  232,424
   84,000  Yokohama Bank Ltd.                          216,079
                                                  ------------
                                                    25,188,812
                                                  ------------

           New Zealand -- 0.7%
  451,700  Carter Holt Harvey Ltd.*                    541,250
  209,776  Telecom Corpororation of New
            Zealand Ltd.                               900,908
  382,400  Wrightson Ltd.                               70,962
                                                  ------------
                                                     1,513,120
                                                  ------------

           Singapore -- 2.3%
  182,000  Development Bank of Singapore Ltd.        1,946,753
   33,000  Jurong Shipyard Ltd.                        161,945
   26,000  Overseas Chinese Banking Corp. Ltd.         216,985
   76,000  Overseas Union Enterprise Ltd.              241,199
  108,500  Singapore Press Holdings                  1,849,250
  172,000  TIBS Holdings Ltd.                          309,327
                                                  ------------
                                                     4,725,459
                                                  ------------
           Total Pacific (Cost $39,965,012)         49,786,365
                                                  ------------

           Emerging Markets -- 7.4%

           Argentina -- 0.2%
   42,200  Quilmes Industrial SA                       369,250
                                                  ------------

  Number
 of Shares                                                          Value +

           China -- 0.1%
   753,000 The Guangshen Railway Co., Ltd.                            $115,501
                                                                  ------------

           India -- 0.0% +
     7,200 Shiriram Industries - GDR*                                    4,680
                                                                  ------------

           Indonesia -- 0.4%
   190,000 PT Astra International, Inc.*                                86,739
 1,800,000 PT Bank Universal - Class B*                                 52,174
   893,000 PT Citra Marga Nusaphala Persada*                            97,065
    37,000 PT Gudang Garam                                             100,275
    74,500 PT Hero Supermarket*                                         26,993
   328,000 PT Lippo Bank*                                               17,826
 1,236,000 PT Matahari Putra Prima*                                    161,217
   385,000 PT Panin Bank Indonesia                                     111,594
    65,000 PT Semen Gresik                                             141,304
                                                                  ------------
                                                                       795,187
                                                                  ------------

           Israel -- 2.0%
    33,500 Orbotech Ltd.*                                            1,746,233
   135,500 Tecnomatix Technologies Ltd.*                             2,371,250
                                                                  ------------
                                                                     4,117,483
                                                                  ------------

           Malaysia -- 1.1% (c)(f)
    85,000 Carsberg AS                                                 210,069
   197,000 Kumpulan Guthrie Berhad                                     113,602
   117,000 Malayan Banking Berhad                                      305,217
   108,000 Malaysian Airlines System Berhad                            128,513
    97,000 Perlis Plantations Berhad                                    98,554
   272,000 Resorts World Berhad                                        557,071
    35,000 Rothmans of Pall Mall Berhad                                230,263
   425,800 Sime Darby Berhad                                           485,237
   330,000 Technology Resources Industries - Class A                   234,096
                                                                  ------------
                                                                     2,362,622
                                                                  ------------

           Mexico -- 1.7%
     5,040 Grupo Financiero Banamex Accival SA de CV - Class L*         12,277
   122,000 Grupo Financiero Banamex Accival SA de CV - Class O*        310,104
    11,500 Grupo Televisa SA - GDR* (e)                                515,344
   182,000 Kimberly Clark de Mexico SA de CV                           747,892
 1,065,900 NADRO SA - Class B                                          923,434
   237,500 NADRO SA - Class L                                          188,652
     9,300 Telefonos de Mexico - Class L, ADR* (e)                     751,557
    19,000 Vitro Sociedad Aninima - ADR                                 97,375
                                                                  ------------
                                                                     3,546,635
                                                                  ------------

           Philippines -- 0.2%
   171,800 San Miquel SA - Class B                                     375,247
                                                                  ------------

           South Africa -- 1.3%
        90 Adcock Ingram Ltd. - Class N                                    268
     4,209 Anglogold Ltd. - ADR                                         90,537
     8,500 Beverage and Consumer Industry Holdings Ltd.                180,860
     6,800 De Beers Consolidated Mines Ltd. - ADR                      162,350
       209 Edgars Consolidated Stores Ltd.                               1,624
   229,000 Firstrand Ltd.*                                             261,844
   128,000 Gencor Ltd.                                                 352,109
    31,436 JD Group Ltd.                                               192,226

 TIFF International Equity Fund / Schedule of Investments (unaudited)
                                                                 June 30, 1999

  Number
 of Shares                     Value +

     4,545 Kersaf
            Investments
            Ltd.                  $20,336
   220,000 LibLife
            Strategic
            Investments
            Ltd.*                 366,393
    17,000 Pretoria
            Portland Cement
            Co. Ltd.              115,503
 1,043,566 SA Iron & Steel
            Industrial
            Corp. Ltd.            326,844
   289,507 Sanlam Ltd.*           343,020
    26,408 South African
            Breweries Ltd.        229,311
    10,659 South African
            Breweries
            Ltd. - ADR             92,560
                             ------------
                                2,735,785
                             ------------

           Thailand -- 0.4%
    15,000 Advanced
            Information
            Service plc*          203,528
    70,000 Golden Land
            Property
            Development
            plc*                   41,316
    33,000 Matichon Public
            Co., Ltd.*             77,015
    89,000 MBK Properties
            and Development
            Public Co.,
            Ltd.                   73,060
   178,000 National Finance
            & Securities
            Co., Ltd.*            107,476
   120,000 Post Publishing
            Co., Ltd.             117,232
     4,700 The Siam Cement
            Co. Ltd.*             142,849
    48,000 The Thai Farmers
            Bank, Ltd.*           148,494
                             ------------
                                  910,970
                             ------------
           Total Emerging
            Markets
            (Cost
            $13,911,756)       15,333,360
                             ------------

           North
            America -- 3.5%

           Canada -- 2.6%
    28,000 Abitibi-
            Consolidated,
            Inc.*                 320,466
    51,000 Air Canada,
            Inc.*                 214,141
     5,900 Alcan Aluminum
            Ltd.*                 186,797
    24,000 Canadian
            Airlines Corp.*        29,419
    15,234 Canadian Pacific
            Ltd.                  362,775
   335,000 Danier Leather,
            Inc.*               1,701,544
    22,108 Hudson's Bay Co.       247,042
    14,000 Imasco Ltd.*           376,405
    70,172 Imperial Oil
            Ltd.                1,328,883
    10,282 National Bank of
            Canada                134,389
    14,000 Rogers
            Communications,
            Inc. - Class B*       224,241
    20,000 Stelco, Inc. -
             Class A*             147,636
                             ------------
                                5,273,738
                             ------------
           United States --
            0.9%
    27,500 KLA-Tencor
            Corp.*              1,784,063
                             ------------

           Total North
            America
            (Cost
            $5,958,818)         7,057,801
                             ------------
           Total Common
            Stocks
            (Cost
            $148,401,278)     178,749,728
                             ------------

           Preferred
           Stocks -- 0.1%

           Germany -- 0.1%
       536 Bayerische
            Motoren Werke
            AG                    200,755
                             ------------
           Thailand -- 0.0%
    39,000 Siam Commercial
            Bank plc               55,563
                             ------------
           Total Preferred
            Stocks
            (Cost $248,343)       256,318
                             ------------

                                                        Expiration
                                                           Date
        Warrants -- 0.0%
 15,000 Atlantis Japan Growth Fund (Japan)*              04/30/01  29,100
 22,656 Hong Kong and China Gas Co. Ltd. (Hong Kong)*    09/30/99       0

  Number                                          Expiration
 of Shares                                           Date      Value +

    39,000 Siam Commercial Bank plc (Thailand)*    12/31/02       $14,294
     2,680 TEGE SA (Switzerland)*                  06/20/01         5,953
                                                             ------------
           Total Warrants
            (Cost $0)                                              49,347
                                                             ------------

           Limited Partnerships -- 9.1%
           Everest Capital Frontier Ltd. LP (f)(c)              5,171,421
           Investing Emerging Markets Country Fund LP
            (f)(c)                                             13,740,305
                                                             ------------
           Total Limited Partnership
            (Cost $24,159,623)                                 18,911,726
                                                             ------------

           Comingled Investment Vehicles -- 0.6%
    73,800 Atlantis Japan Growth Fund (Japan)*                    748,708
    49,000 The First Korea Smaller Companies Fund* (f)(c)         330,120
                                                             ------------
           Total Comingled Investment Vehicles
            (Cost $1,149,227)                                   1,078,828
                                                             ------------

 Principal                                       Interest Maturity
 Amount(d)                                         Rate     Date

           Convertible Bond -- 0.3%
  $450,000 Taiwan Semiconductor Manufacturing
            Co. (Cost $585,479)                   0.000%  07/03/02      605,273
                                                                   ------------
           Total Long Term Investments
            (Cost $174,543,950)                                     199,651,220
                                                                   ------------

           Short Term Investments -- 6.2%

           Time Deposit -- 2.1%
 4,399,050 BankBoston NA (b) (Cost $4,399,050)    5.995%  07/01/99    4,399,050
                                                                   ------------

           Repurchase Agreement -- 2.9%
 5,943,159 Investors Bank & Trust Company -  Repurchase
            Agreement, Issued 6/30/99 (proceeds at maturity
            $5,943,861) (Collateralized by $5,445,829 FNMA
            7.152%, due 08/01/27, market value of $5,718,019;
            $509,341 SBA Pool# 501554 6.75%, due 4/25/16,
            market value of $522,298)
            (Cost $5,943,159)                     4.250%  07/01/99    5,943,159
                                                                   ------------

           U.S. Treasury Securities -- 1.2%#
   100,000 U.S. Treasury Bill ++                  4.450%  10/21/99       98,556
 1,000,000 U.S. Treasury Bill ++                  4.670%  11/04/99      983,585
 1,315,000 U.S. Treasury Bill ++                  4.500%  10/14/99    1,297,204
   135,000 U.S. Treasury Bill ++                  4.820%  11/26/99      132,380
    45,000 U.S. Treasury Bill ++                  5.010%  12/09/99       44,038
                                                                   ------------
           Total U.S. Treasury Securities
            (Cost $2,557,742)                                         2,555,763
                                                                   ------------
           Total Short Term Investments
            (Cost $12,899,951)                                       12,897,972
                                                                   ------------
           Total Investments -- 102.8% (Cost $187,443,901)          212,549,192
           Liabilities in Excess of Other Assets -- (2.8%)           (5,814,986)
                                                                   ------------
           Net Assets -- 100.0%                                    $206,734,206
                                                                   ============

 TIFF International Equity Fund / Schedule of Investments (unaudited)
                                                                 June 30, 1999


Summary of Industry Classifications
(as a % of total market value):

Banking                            6.9%
Basic Industries                   6.2
Consumer Cyclical                 25.7
Consumer Non-Cyclical              6.3
Diversified Investment Vehicles    6.5
Energy                             4.3
Financial Services                 8.9
Industrial                        14.5
Insurance                          0.9
Metals & Mining                    2.7
Miscellaneous                      5.6
Repurchase Agreements              2.8
Technology                         5.4
U.S. Government Obligations        1.2
Utilities                          2.1
                                 -----
Total                            100.0%
                                 =====

    * Non-Income Producing Security
    + See Note 2 to the Financial Statements.
   ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C in Notes to Financial
      Statements.
    # Interest Rate represents the yield to maturity at the time of purchase.
  ADR American Depository Receipt
  GDR Global Depository Receipt
 FNMA Federal National Mortgage Association
  SBA Small Business Administration
  (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1999, the market value of these securities was $2,556,349, or 1.24% of the portfolio.
  (b) Investment from cash collateral received for securities on loan at June
      30, 1999.
  (c) Security is valued in good faith under procedures established by the board of directors.
  (d) Principal amount in U.S. dollars unless otherwise noted.
  (e) Security or portion thereof was on loan at June 30, 1999.
  (f) Restricted Security

    See accompanying Notes to Financial Statements

 TIFF Emerging Markets Fund / Schedule of Investments (unaudited)June 30, 1999

   Number
  of Shares                                                        Value +

             Long Term Investments -- 98.3%
             Common Stocks & Commingled Investment Companies -- 73.1%
             Asia -- 27.3%
             China -- 0.1%
     218,000 Beijing Datang Power Generation Co., Ltd.               $70,249
                                                                 -----------

             Hong Kong -- 1.3%
     284,000 Anhui Expressway Co., Ltd. - Class H                     38,803
     108,000 Giordano International Ltd.                              76,565
     154,000 Guangdong Kelon Electric Holding - Class H              179,644
      35,300 Johnson Electric Holdings Ltd.                          145,603
     396,875 Lung Kee (Bermuda) Holdings Ltd.                         65,992
   1,181,696 Moulin International Holdings Ltd.                      126,424
       3,500 Peak International Ltd.* (e)                             23,735
     476,000 Shenzhen Expressway Co., Ltd.                           100,623
     416,000 United Pacific Industries Ltd.                           29,492
      63,000 Varitronix International Ltd.                           131,147
      12,000 Yue Yuen Industrial Holdings Ltd.                        27,687
                                                                 -----------
                                                                     945,715
                                                                 -----------

             Indonesia -- 2.0%
     650,000 EFM Edinburgh Java Trust plc*                           133,231
      10,200 Gulf Indonesia Resources Ltd.*                          117,300
     130,500 PT Astra International, Inc.*                            30,261
     235,000 PT Bakrie & Brothers*                                    17,880
      58,000 PT Hanjaya Mandala Sampoerna*                           132,812
     257,700 PT Indah Kiat Pulp & Paper Corp.*                       119,513
     401,880 PT Indorama Synthetics*                                  87,365
       2,500 PT Indosat - ADR                                         48,750
     284,000 PT Pabrik Kertas Tjiwi Kim - Class F*                   109,072
     136,800 PT Petrosea*                                             55,017
     153,000 PT Ramayana Lestari                                     108,652
      38,000 PT Semen Gresik                                          82,609
     745,740 PT Telekomunikasi Indonesia                             432,313
                                                                 -----------
                                                                   1,474,775
                                                                 -----------

             Korea -- 11.0%
      34,261 Dae Duck Electronics Co.*                               372,949
       2,916 Dongah Tire Industry Co.                                135,786
       7,840 Hyundai Heavy Industries*                               348,821
         550 Korea Asia Fund*                                        866,250
         100 Korea Europe Fund*                                      273,500
       1,900 Korea Telecom Corp. - SP ADR*                            76,000
      15,220 Pohang Iron and Steel Co., Ltd. - Ordinary Shares     1,801,417
      17,797 Samsung Electronics Co.                               1,952,673
       1,019 Samsung Fire & Marine Insurance                         717,482
      45,000 Schroder Korea Fund*                                    500,625
      18,720 SK Telecom Co., Ltd - ADR*                              318,222
         444 South Korea Mobile Telecommunications Corp. Ltd.        594,557
                                                                 -----------
                                                                   7,958,282
                                                                 -----------

             Malaysia -- 1.7%(b)(c)
      71,000 IJM Corp. Berhad                                         53,616
     128,000 Jaya Tiasa Holdings Berhad                              227,002
     113,000 Malakoff Berhad                                         261,167
     188,000 Malaysian International Shipping Berhad                 298,993
      74,000 Malaysian Pacific Industries Berhad                     179,497
      11,000 Oriental Holdings Berhad                                 26,179

   Number
  of Shares                                                       Value +

      25,250 Perlis Plantations Berhad                              $25,654
     130,000 Public Bank Berhad                                      85,973
     102,000 Selangor Properties Berhad                              48,552
      28,000 Sime UEP Properties Berhad                              31,268
                                                                -----------
                                                                  1,237,901
                                                                -----------

             Philippines -- 1.1%
     235,840 Ayala Land, Inc. - Class B                              74,476
     375,000 Benpres Holdings*                                       88,816
      14,300 Benpres Holdings Corp. - GDR*                           67,925
       9,580 Benpres Holdings Corp. - GDR* (144A) (a)                45,321
      75,210 Equitable Banking Corp.                                195,942
     145,927 First Philippine Holdings Corp.                        165,128
     301,875 Fortune Cement Corp.*                                   12,711
     207,000 Ionics Circuits, Inc.*                                  77,625
   6,225,000 PIPCO Inc.*                                             63,888
                                                                -----------
                                                                    791,832
                                                                -----------

             Singapore -- 0.3%
      13,600 Creative Technology Ltd. (e)                           182,750
       9,000 GP Batteries International Ltd.                         17,244
                                                                -----------
                                                                    199,994
                                                                -----------

             Taiwan -- 6.3%
      18,000 Asustek Computer, Inc.                                 202,911
     143,000 Bank Sinopac                                            99,644
      38,517 Compal Electronics, Inc.                               151,491
      50,700 Compeq Manufacturing Co., Ltd*                         296,758
      89,000 Far East Textile*                                      132,301
     114,400 Hon Hai Precision Industry*                          1,034,525
     160,355 Nan Ya Plastics Corp.*                                 265,686
      78,000 Phoenixtec Power Co., Ltd                              155,807
       2,887 Siliconware Precision Industries Co.                    38,611
       2,729 Siliconware Precision Industries Co. -GDR*              36,505
       3,302 Synnex Technology International Corp. - GDR* (e)        74,618
      95,154 Taiwan Equity Fund, Inc.                             1,290,526
      10,000 Taiwan Fund, Inc.                                      207,500
     280,000 Taiwan Securities Investment Trust Co.*                483,416
      14,268 Taiwan Semiconductor*                                   54,571
                                                                -----------
                                                                  4,524,870
                                                                -----------

             Thailand -- 2.3%
      13,500 Alucon Manufacturing Co., Ltd.                          28,575
      18,000 Bangkok Bank Public Co., Ltd.*                          67,408
     255,858 First Pacific Land, Ltd.*                               76,376
      65,500 Hana Microelectronics Public Co., Ltd.*                197,300
      61,000 KCE Electronics Public Co., Ltd.*                      182,091
      94,400 K.R. Precision Public Co., Ltd.*                        58,920
     117,900 MDX Co., Ltd.*                                           5,759
      73,100 Precious Shipping Ltd.*                                 31,739
       7,300 PTT Exploration & Production Public Co., Ltd.*          55,864
   1,916,000 Ruam Pattana Fund II*                                  358,763
     152,900 Saha-Union Corp., Ltd.                                  68,463
      75,600 Shinawatra Satellite Public Co., Ltd. (Foreign
              Shares)*                                               70,266
      36,300 Siam Syntech Construction Public Co. Ltd.*                 493
      18,548 Siliconware Precision Industries Co.*                   35,328
      63,200 Telecomasia Corp.*                                      63,886

 TIFF Emerging Markets Fund / Schedule of Investments (unaudited)June 30, 1999

   Number
  of Shares                                                    Value +

      15,940 Thai Union Frozen Products Co., Ltd.                $56,233
      15,000 Thai-Euro Fund*                                     168,750
      22,300 Thai-German Ceramic Industry Co., Ltd.*              16,037
      49,600 The Thai Farmers Bank, Ltd.*                        153,444
                                                             -----------
                                                               1,695,695
                                                             -----------

             Asian Region -- 1.2%
      31,300 Asia Tigers Fund, Inc.                              297,350
   1,025,000 Edinburgh New Tiger Trust*                          238,377
      12,200 Southeast Asia Frontier Fund*                        91,500
      20,000 Templeton Dragon Fund Income                        221,250
                                                             -----------
                                                                 848,477
                                                             -----------
             Total Asia (Cost $15,810,065)                    19,747,790
                                                             -----------

             Latin America -- 20.1%

             Argentina -- 1.4%
      36,000 Argentina Fund, Inc.                                396,000
      12,800 Banco Rio de la Plata - ADR                         121,600
      19,895 CEI Citicorp Holdings SA*                            56,709
      30,302 Compania Naviera Perez Companc                      175,776
      23,112 Dragados y Construcciones Argentina -Series B        36,984
       1,481 Inversiones y Representaciones - GDR                 45,726
      26,056 Inversiones y Representaciones SA (144A) (a)         80,263
       7,200 Nortel Inversora SA - ADR                           125,100
                                                             -----------
                                                               1,038,158
                                                             -----------

             Brazil -- 1.5%
  30,740,000 Avipal SA - Avicultura e Agropecuaria                36,888
      51,000 Brazilian Equity Fund                               248,625
      25,300 Cia Paranaense Energy - ADR                         211,888
   4,000,000 Eletropaulo Metropolitana*                          178,330
     104,239 Gerdau Metalurgica SA                                 2,356
  18,204,000 Tele Centro Sul                                      96,054
   8,900,000 Telemig Celular Participacoes                         9,794
   8,900,000 Telenordeste Celular Participacoes                    7,534
   8,900,000 Telenorte Leste Participacoes                        80,361
       5,310 Vale Do Rio Doce                                     74,616
       6,900 Zaracruz Celulose SA                                151,800
                                                             -----------
                                                               1,098,246
                                                             -----------

             Chile -- 3.9%
      24,900 A.F.P. Provida SA - ADR (e)                         547,800
      26,100 Chilectra SA - ADR                                  564,723
      11,800 Cristalerias de Chile - ADR (e)                     182,163
      24,420 Enersis SA - ADR                                    558,608
     250,000 Five Arrows Chile Investment Trust                  582,500
       5,400 Laboratorio Chile SA - ADR                           97,200
      25,100 Masisa SA - ADR                                     263,550
                                                             -----------
                                                               2,796,544
                                                             -----------

             Colombia -- 0.7%
      60,786 Bavaria                                             228,079
      51,016 Exito                                               144,080
      80,832 Suramericana De Inversio                            128,073
                                                             -----------
                                                                 500,232
                                                             -----------

             Mexico -- 8.1%
      72,000 Carso Global Telecom - A-1*                         455,243
      32,312 Cemex SA de CV                                      158,959
      16,614 Cemex SA de CV - Class B                             82,173

   Number
  of Shares                                                         Value +

      92,000 Consorcio ARA SA de CV*                                 $369,286
      73,000 Corporacion GEO SA de CV - Series B*                     309,257
       4,517 Corporacion Interamericana de Entretenimiento SA -
               Class L*                                                13,156
      21,880 Corporacion Interamericana de Entretenimiento SA*         71,141
      26,600 Cydsa SA                                                  38,033
     118,000 Embotelladoras Argos - Arsab                             136,971
      29,300 Empresas Ingenieros Civiles Asociados SA - ADR (e)       197,775
      94,000 Empresas Ingenieros Civiles Asociados SA                 103,537
      16,500 Fomento Economico Mexicano - ADR (e)                     657,938
       9,900 Grupo Casa Autrey - ADR*                                  35,888
      70,000 Grupo Casa Autrey SA de CV*                               27,060
     248,000 Grupo Financiero Banamex*                                630,375
     324,845 Grupo Financiero Banorte Class O Shares*                 474,779
      64,000 Grupo Posadas SA - L Shares*                              44,058
      89,428 Grupo Posadas SA - Series A*                              61,938
       6,100 Grupo Posadas SA - GDR* (144A) (a)                        84,453
       9,000 Grupo Televisa SA - GDR*                                 403,313
       6,000 Grupo Televisa SA - Series CPO*                          134,082
      15,000 Grupo Tribasa SA - ADR*                                   19,688
      63,000 Grupo Tribasa SA de CV*                                   40,034
     166,070 Mexico Equity and Income Fund                          1,276,663
                                                                  -----------
                                                                    5,825,800
                                                                  -----------



             Peru -- 0.6%
      62,733 Cementos Norte Pacasmayo SA*                              81,862
      10,642 Compania de Minas Buenaventura SA                         81,407
     202,471 Enrique Ferreyros SA*                                    133,024
       7,077 Minas Buenaventura - ADR (e)                             108,367
       7,031 Sedna Geotech, Inc.*                                         643
                                                                  -----------
                                                                      405,303
                                                                  -----------

             Venezuela -- 0.6%
      42,500 Bancaracas Mercados Capital - Class A                     19,270
       8,000 Cia Anonima Telef De Ven - ADR                           218,000
       5,741 Electricidad De Caracas*                                 114,820
      28,248 Fondo de Valores - ADR*                                   82,408
       4,667 International Briquettes Holding, Inc. - ADR*             16,335
         154 Siderurgica Venazolana Sivensa - ADR (144A) (a)              524
       2,895 Sudamtex de Venezuela - ADR* (144A) (a)                    2,895
      10,920 Venezolana Pulpa y Papel, B Shares -GDR*                   1,260
                                                                  -----------
                                                                      455,512
                                                                  -----------

             Latin American Region -- 3.3%
     400,000 Edinburgh Inca Trust plc*                                140,326
     212,500 F&C Latin American Investment Trust*                     364,438
      67,300 Latin American Equity Fund, Inc.                         698,238
   1,150,000 Morgan Grenfell Latin American Trust plc               1,155,918
                                                                  -----------
                                                                    2,358,920
                                                                  -----------
             Total Latin America (Cost $15,211,654)                14,478,715
                                                                  -----------


 TIFF Emerging Markets Fund / Schedule of Investments (unaudited)June 30, 1999

   Number
  of Shares                                                       Value +

             Europe and Middle East -- 13.8%

             Croatia -- 0.1%
       5,000 Pliva D.D. - GDR*                                      $74,371
       1,800 Pliva D.D. - GDR* (144A) (a)                            27,090
                                                                -----------
                                                                    101,461
                                                                -----------

             Czech Republic -- 1.5%
     111,950 Ceske Energeticke Zavody AS*                           230,304
         667 Deza Valasske Mezirici AS                                6,785
      18,433 SPT Telecom AS*                                        299,127
      29,756 Zivnobanka - Investicni Fond                           521,967
                                                                -----------
                                                                  1,058,183
                                                                -----------

             Egypt -- 0.4%
       5,714 Arab International Construction                         37,759
       1,800 Egypt Pharmaceuticals*                                  79,228
      10,000 Egypt Trust                                             96,251
         500 Heliopolis Housing*                                     16,726
       4,500 Orascom Construction*                                   60,741
                                                                -----------
                                                                    290,705
                                                                -----------

             Estonia -- 0.0%
       1,200 Estonian Telecom - GDR                                  23,820
                                                                -----------

             Greece -- 2.1%
       2,030 Alpha Credit Bank                                      130,901
      40,500 Greek Progress Fund SA                                 861,948
       8,851 Hellenic Telecommunications Organization SA            189,779
       5,955 Minoan Lines                                           104,985
       2,824 National Bank of Greece SA                             184,792
         750 Titan Cement Co. SA                                     69,089
                                                                -----------
                                                                  1,541,494
                                                                -----------

             Hungary -- 1.6%
       5,951 EGIS Rt.                                               142,499
      82,546 Matav Rt.                                              446,871
       6,880 Mol Magyar Olaj - Es Gazipari (Ordinary Shares)        165,883
       5,242 OTP Bank Rt.                                           218,742
      11,700 Synergon Information Systems Ltd GDR (144A) (a)*       135,720
                                                                -----------
                                                                  1,109,715
                                                                -----------

             Israel -- 1.7%
      64,000 Bank Hapoalim Ltd.                                     164,541
      34,400 Bezeq Israel Telecom*                                  138,822
       3,720 ECI Telecommunications Ltd. (e)                        123,458
       1,890 Elite Industries Ltd.                                   89,022
     149,058 Israel Fund (The) plc                                  160,237
      16,600 Koor Industries Ltd. - ADR                             388,025
       1,000 NICE Systems Ltd.* (e)                                  27,304
       4,300 NICE-Systems Ltd. - ADR*                               118,519
                                                                -----------
                                                                  1,209,928
                                                                -----------

             Lebanon -- 0.0%
       6,400 Lebanon Holdings*                                       35,200
                                                                -----------

             Lithuania -- 0.0%
       5,780 Rokiskio Surio - ADR*                                   15,028
                                                                -----------

             Poland -- 1.7%
       8,724 Bank Rozwoju Eksportu SA                               274,780
      38,860 Flemings Poland Funds Ltd.*                            312,823

   Number
  of Shares                                                     Value +

      17,454 Mostostal Warszawa SA*                              $105,499
      15,347 Orbis SA*                                            132,295
      10,600 Softbank SA - GDR*                                   389,550
                                                              -----------
                                                                1,214,947
                                                              -----------

             Romania -- 0.0%
     124,827 Rolast SA*                                             4,579
                                                              -----------

             Russia -- 1.1%
      25,100 JSC Surgutneftegaz - ADR* (e)                        199,169
       8,200 Lukoil Oil Co. - ADR* (e)                            324,720
             New Century Fund XI, LP (b) (c)                      106,426
      40,200 Surgutneftegaz*                                      195,975
                                                              -----------
                                                                  826,290
                                                              -----------

             Slovenia -- 0.0%
         800 SKB Banka - GDR (144A) (a)                             9,800
                                                              -----------

             Turkey -- 1.3%
  28,986,844 Akbank TAS                                           426,065
   6,926,000 Aksigorta AS                                         192,932
   8,480,000 Haci Omer Sabanci Holding AS                         188,976
      85,710 Migros Turk TAS                                      106,678
     124,000 Tansas*                                               32,337
                                                              -----------
                                                                  946,988
                                                              -----------

             European Region -- 2.3%
     200,000 Advance Developing Markets Trust*                    362,641
     270,000 Baring Emerging Europe Trust*                        468,450
     800,000 Central European Growth Fund*                        589,686
      12,690 Julius Meinl International                           235,684
      81,175 Nelson Gold Corp. Ltd.*                                3,298
                                                              -----------
                                                                1,659,759
                                                              -----------
             Total Europe and Middle East (Cost $9,585,249)    10,047,897
                                                              -----------

             India Sub-Continent -- 6.1%

             India -- 5.9%
      55,350 Bharat Heavy Electricals*                            314,387
      23,000 Bharat Petroleum Corp.                               139,668
      16,400 BSES Ltd.                                             56,478
       7,400 BSES Ltd. (144A) (a)*                                 74,925
       6,000 Cipla Ltd.                                           198,314
      21,600 Essel Packaging Ltd.*                                139,146
      19,640 Gujarat Ambuja Cements - GDR                         162,521
       7,500 Hindalco Industries Ltd.*                            108,837
      45,800 Hindustan Petroleum Corp. Ltd.*                      262,787
       2,000 Housing Development Finance Corp. Ltd.*              102,609
      47,500 India Fund Inc.*                                   1,122,188
      15,000 IS Himalayan Fund NV*                                193,500
      30,500 Mahanagar Telephone Nigam Ltd.*                      130,986
       9,350 NIIT Ltd.*                                           438,895
       5,200 Pentafour Software                                   136,874
       7,500 Satyam Computer Services*                            219,571
      15,946 Tata Engineering & Locomotion Co.*                    75,588
      11,456 Tata Engineering & Locomotive Ltd. - GDR*             65,872
      85,662 Tata Iron & Steel Co., Ltd.                          276,903
                                                              -----------
                                                                4,220,049
                                                              -----------


 TIFF Emerging Markets Fund / Schedule of Investments (unaudited)June 30, 1999

   Number
  of Shares                                                           Value +

             Pakistan -- 0.2%
      39,400 Hub Power Co., Ltd.*                                       $10,777
      49,999 Pakistan State Oil Co., Ltd.                                89,717
     210,772 Sui Northern Gas Pipelines*                                 34,141
                                                                    -----------
                                                                        134,635
                                                                    -----------

             Sri Lanka -- 0.0%
       4,693 Aitken Spence & Co., Ltd.                                    6,366
       6,300 Development Financial Corp. of Ceylon                        8,722
      15,221 National Development Bank                                   18,518
                                                                    -----------
                                                                         33,606
                                                                    -----------
             Total India Sub-Continent (Cost $4,491,310)              4,388,290
                                                                    -----------

             Africa -- 4.9%
             Botswana -- 0.2%
     117,800 Sechaba Investment Trust                                   134,296
                                                                    -----------

             Ghana -- 0.2%
      13,850 Ashanti Goldfields Co., Ltd. - GDR                          96,084
                                                                    -----------

             South Africa -- 4.5%
      44,200 Amalgamated Banks of South Africa                          250,133
       2,900 Anglo American plc*                                        135,521
     228,538 CorpGro Ltd.                                               151,488
     186,300 C.G. Sugar Ltd.                                            205,302
         585 Edgars Stores Ltd.                                           4,547
      18,357 Imperial Holdings Ltd.*                                    182,521
       7,471 Liberty International plc*                                  49,460
      12,225 Liberty Life Association of Africa                         156,598
     141,600 Molope Group Ltd.*                                          92,687
     720,000 Old South Africa Trust                                   1,163,605
      53,500 Protea Furnishers                                           41,048
      37,242 Sasol Ltd.                                                 265,684
      25,308 South Africa Breweries                                     219,760
     100,369 Super Group Ltd.                                           192,106
     229,100 Unibank Investment Holdings                                111,997
      24,000 Wooltru, Ltd.                                               40,964
                                                                    -----------
                                                                      3,263,421
                                                                    -----------

             Zimbabwe -- 0.0%
     200,000 Trans Zambezi Industries Ltd.                               15,000
                                                                    -----------
             Total Africa (Cost $3,860,952)                           3,508,801
                                                                    -----------

             General Emerging Markets -- 0.9%
     450,000 Foreign & Colonial Emerging Markets plc*                   436,352
     100,000 Templeton Emerging Markets Investment Trust plc            208,124
                                                                    -----------
             Total General Emerging Markets (Cost $638,515)             644,476
                                                                    -----------
             Total Common Stocks & Commingled Investment
              Companies (Cost $49,597,745)                           52,815,969
                                                                    -----------

             Limited Partnerships -- 19.3%
             Everest Capital Frontier Ltd. L.P. (b)(c)                1,870,513
             Explorador Fund, L.P. (b)(c)                             2,933,965
             Investable Emerging Markets Country Fund L.P. (b)(c)     9,129,851
                                                                    -----------
             Total Limited Partnerships (Cost $15,122,143)           13,934,329
                                                                    -----------


   Number
  of Shares                                                Value +

             Preferred Stocks -- 5.1%
             Brazil -- 4.2%
   7,500,000 Banco do Estada de Sao Paulo SA                $318,284
     323,912 Celular Crt Participacoes SA                     43,871
     440,000 Cia Cimento Portland Itau                        42,210
   3,187,000 Cia Electricidade Bahia                          75,538
   2,470,000 Cia Energetica Brasilia                          41,817
   1,368,666 Cia Energetica do Brasilia - Class B             22,399
  99,100,000 Cia Energetica do Ceara - Class A               251,664
     323,912 Cia Riograndense Telecom                         76,774
     400,000 Cia Tecidos Norte de Mina                        33,409
     319,000 Empresa Brasileira de Compressores SA           108,013
     289,000 Industrian Klabin de Papel e Celulose SA*       146,783
     302,000 Itausa-Investimentos                            156,795
     514,000 Iven SA*                                         66,717
      97,800 Marcopolo SA                                    115,903
   5,644,591 Metalurgica Gerdau SA                           168,828
   3,149,000 Patroleo Brasileiro SA                          488,699
   8,812,000 Tele Centro Sul                                  97,469
  74,300,000 Tele Nordeste Celular                            99,794
  21,800,000 Telemig Celular Parricipacoes                    27,435
  25,900,000 Telenorte Leste                                 460,412
   2,720,000 Telesp Celular SA - Class B                     138,149
   2,700,000 Votorantim Celulose Papel SA                     77,709
                                                         -----------
                                                           3,058,672
                                                         -----------

             Hungary -- 0.0%
       1,040 OTP Bank Rt.*                                    19,785
                                                         -----------

             Korea -- 0.3%
       4,550 Samsung Electronics Co.                         253,542
                                                         -----------

             Thailand -- 0.6%
      24,000 Siam Commercial Bank*                            34,193
     323,000 Tisco Finance Public Co. Ltd.*                  396,628
                                                         -----------
                                                             430,821
                                                         -----------
             Total Preferred Stocks (Cost $4,380,648)      3,762,820
                                                         -----------

             Rights -- 0.1%

             Brazil -- 0.0%
     136,510 Celular CRT Participacoes*                            0
                                                         -----------

             Greece -- 0.0%
       3,970 Minoan Lines*                                     8,891
                                                         -----------

             Korea -- 0.1%
         102 South Korea Mobile Telecommunications*           52,196
                                                         -----------

             Peru -- 0.0%
       7,031 Sedna Geotech, Inc. (Peru)*                           0
                                                         -----------
             Total Rights (Cost $0)                           61,087
                                                         -----------


 TIFF Emerging Markets Fund / Schedule of Investments (unaudited)June 30, 1999

   Number                                               Expiriation
  of Shares                                                Date       Value +

             Warrants -- 0.7%
      75,000 F & C Latin American Investment Trust
              (Latin America)*                           07/31/00       $71,625
      10,000 GP Batteries International (Singapore)*     11/15/00        12,200
     250,000 Morgan Grenfell Latin American (Latin
              America)*                                  06/30/10        82,777
      58,506 Moulin International Holdings Ltd. (Hong
              Kong)*                                     10/16/99            83
      18,080 PT Indah Kiat Pulp & Paper (Indonesia)*     07/11/02         5,503
      73,000 Siam Commercial Bank (Thailand)*            05/10/02        26,756
       1,225 Thai Farmers Bank (Thailand)*               09/15/02           289
     323,000 Tisco Finance (Thailand)*                   05/31/02       302,402
                                                                    -----------

             Total Warrants (Cost $153,117)                             501,635
                                                                    -----------

             Total Long Term Investments (Cost $69,253,653)          71,075,840
                                                                    -----------

 Principal                                       Interest Maturity
   Amount                                          Rate     Date
            Short Term Investments -- 4.6%

            Repurchase Agreement -- 1.4%

 $1,005,743 Investors Bank & Trust Company -- Repurchase
            Agreement, issued 6/30/99 (proceeds at maturity
            $1,005,862)
            (Collateralized by $1,016,830 FNMA ARM 6.95% due
            11/01/26, with a market value of $1,056,218)
            (Cost $1,005,743)                     4.250%  07/01/99   1,005,743
                                                                   -----------

            Time Deposit -- 3.2%
  2,295,280 BankBoston NA(d) (Cost $2,343,880)    5.995%  07/01/99   2,343,880
                                                                   -----------

            Total Short Term Investments (Cost $3,349,623)           3,349,623
                                                                   -----------

            Total Investments -- 102.9% (Cost $72,603,276)          74,425,463

            Liabilities in excess of other
             assets -- (2.9%)                                       (2,108,073)
                                                                   -----------

            Net Assets -- 100.0%                                   $72,317,390
                                                                   ===========

Summary of Industry Classifications
(as a % of total market value):

Banking                            5.1%
Basic Industries                   3.3
Consumer Cyclical                  8.4
Consumer Non-Cyclical              1.0
Diversified Investment Vehicles   37.5
Energy                             2.6
Financial Services                 8.8
Industrial                        14.4
Insurance                          2.2
Metals & Mining                    4.5
Miscellaneous                      1.6
Repurchase Agreements              1.4
Technology                         3.6
Utilities                          5.6
                                 -----
Total                            100.0%
                                 =====

   * Non-Income Producing Security
   + See Note 2 to the Financial Statements.
 ADR American Depository Receipt
 GDR Global Depository Receipt
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1999, the market value of these securities was $460,991 or 0.64% of the portfolio.
 (b) Security is valued in good faith under procedures established by the board of directors.
 (c) Restricted Security
 (d) Investment from cash collateral received for securities on loan at June
     30, 1999.
 (e) Security or portion thereof was on loan at June 30, 1999.

    See accompanying Notes to Financial Statements.

 TIFF U.S. Equity Fund / Schedule of Investments (unaudited)     June 30, 1999

  Number
 of Shares                      Value +

           Long Term Investments -- 95.2%

           Common Stocks -- 92.4%

           Aerospace -- 0.7%
   61,500  AAR Corp.            $1,395,258
    9,300  Emerson
            Electric, Inc.         584,738
    4,200  United
            Technologies
            Corp.*                 301,088
                             -------------
                                 2,281,084
                             -------------

           Agriculture/Food -- 0.1%
   45,161  Buenos Aires
            Embotelladora
            S.A. - ADR
            (Argentina)*                 0
  750,000  Eastern Equities
            Corp. Ltd.             234,614
   15,000  Eskimo Pie Corp.        129,375
                             -------------
                                   363,989
                             -------------

           Airlines -- 0.2%
    7,100  Delta Airlines,
            Inc.                   409,138
    6,200  KLM Royal Dutch
            Airlines               177,088
                             -------------
                                   586,226
                             -------------

           Banks -- 7.5%
   68,700  BankAmerica
            Corp.                5,036,569
   25,200  Bank One Corp.        1,500,975
    9,662  BB&T Corp.              354,475
   19,580  CCB Financial
            Corp.                1,035,293
   62,000  Chase Manhattan
            Corp.                5,370,750
   53,500  Chittenden Corp.      1,671,875
  112,300  Citigroup, Inc.       5,334,250
    7,100  Comerica, Inc.          422,006
   42,727  Hudson United
            Bancorp              1,308,513
    4,300  J.P. Morgan &
            Co., Inc.              604,150
   12,834  Mercantile
            Bancorporation         733,142
    9,400  PNC Bank Corp.          541,675
   33,000  Six Rivers
            National Bank -
             Eureka*               445,500
    2,100  Wachovia Corp.          179,681
                             -------------
                                24,538,854
                             -------------

           Chemicals -- 3.0%
  110,900  Albemarle Corp.       2,564,563
    4,200  Cytec
            Industries,
            Inc.*                  133,875
    2,600  Dow Chemical Co.        329,875
   74,160  Ecoscience
            Corp.*                 106,605
   20,400  FMC Corp.*            1,393,575
   90,400  McWhorter
            Technologies,
            Inc.*                1,305,150
    3,800  Monsanto Co.            149,863
   49,800  Scotts Co. -
             Class A*            2,371,725
   47,600  Tredegar Corp.        1,035,300
   27,200  W.R. Grace &
            Co.*                   499,800
                             -------------
                                 9,890,331
                             -------------

           Circuits -- 0.2%
    6,500  Motorola, Inc.          615,875
                             -------------

           Computer Software -- 5.2%
   41,500  BroadVision,
            Inc.*                3,060,625
   10,400  Computer
            Associates
            International,
            Inc.                   572,000
  125,900  Conductus, Inc.*        243,931
  163,700  Metrowerks,
            Inc.*                  597,259
  129,200  Microsoft Corp.*     11,652,225
   24,100  Oracle Corp.*           894,713
                             -------------
                                17,020,753
                             -------------


  Number
 of Shares                      Value +

           Computers -- 4.8%
    7,200  3Com Corp.*            $192,150
  103,000  Bull Run Corp.*         431,313
   57,500  Cisco Systems,
            Inc.*                3,708,750
   13,800  Dell Computer
            Corp.*                 510,600
   14,600  EMC Corp.*              803,000
    6,500  Gateway, Inc.*          383,500
   12,100  Hewlett-Packard
            Co.                  1,216,050
   16,200  Ingram Micro,
            Inc. - Class A*        417,150
   50,800  International
            Business
            Machines Corp.       6,565,900
    6,200  Lexmark
            International
            Group, Inc.*           409,588
   41,300  Seagate
            Technology,
            Inc.*                1,058,313
                             -------------
                                15,696,314
                             -------------

           Construction -- 1.7%
    8,300  Caterpillar,
            Inc.                   498,000
  166,700  Johns Manville
            Corp.                2,167,100
  100,700  Layne, Inc.*            641,963
  176,800  Walter
            Industries,
            Inc.*                2,287,350
                             -------------
                                 5,594,413
                             -------------

           Data Processing -- 0.1%
    5,000  Automatic Data
            Processing,
            Inc.                   220,000
                             -------------

           Electrical Utilities -- 1.1%
    6,900  FPL Group, Inc.         376,913
   22,100  PECO Energy Co.         925,438
   29,700  Public Service
            Enterprise
            Group, Inc.          1,213,988
   22,100  Reliant Energy,
            Inc.                   610,513
    8,000  Texas Utilities
            Co.                    330,000
                             -------------
                                 3,456,852
                             -------------

           Electronic Equipment -- 2.4%
   62,000  Checkpoint
            Systems, Inc.*         554,125
    2,500  Honeywell, Inc.         289,688
   83,500  Lucent
            Technologies,
            Inc.                 5,631,032
   30,000  Rogers Corp.*           885,000
    7,500  Solectron Corp.*        500,156
                             -------------
                                 7,860,001
                             -------------

           Electronics -- 1.2%
   14,400  PG & E Corp.            468,000
   71,600  Sensormatic
            Electronics
            Corp.*                 997,925
  676,000  Strategic
            Diagnostic,
            Inc.*                2,535,000
                             -------------
                                 4,000,925
                             -------------

           Financial -- 0.7%
  103,000  San Juan Basin
            Royalty Trust          836,875
   34,000  Xtra Corp.*           1,561,875
                             -------------
                                 2,398,750
                             -------------

           Financial Services -- 5.4%
    8,800  Countrywide
            Credit
            Industries,
            Inc.                   376,200
   18,000  Equitable
            Companies, Inc.      1,206,000
    8,300  Federal Home
            Loan Mortgage
            Corp.                  481,400
   20,100  Federal National
            Mortgage
            Association          1,374,338
   71,300  General Electric
            Co.                  8,056,900
   37,400  Household
            International,
            Inc.                 1,771,825
    8,200  Lehman Brothers
            Holdings, Inc.         510,450
   33,500  Morgan Stanley
            Dean Witter &
            Co.                  3,433,750
   12,900  Paychex, Inc.           411,188
                             -------------
                                17,622,051
                             -------------


 TIFF U.S. Equity Fund / Schedule of Investments (unaudited)     June 30, 1999

  Number
 of Shares                      Value +

           Food & Beverages -- 4.5%
    4,200  Anheuser-Busch
            Companies, Inc.       $297,938
   15,900  Canandaigua Wine
            Co., Inc. -
             Class A*              833,756
   11,800  Coca-Cola Co.           737,500
    3,600  General Mills,
            Inc.                   289,350
    2,900  Heinz (H.J.) Co.        145,363
   76,900  IBP, Inc.             1,826,375
    9,200  Keebler Foods
            Co.*                   279,450
   13,900  Michael Foods,
            Inc.                   326,650
  168,400  Pepsi-Cola
            Puerto Rico
            Bottling Co. -
             Class B*              926,200
   52,300  Philip Morris
            Co., Inc.            2,101,806
    7,000  Pilgrim's Pride
            Corp.*                 210,000
  123,300  Ralcorp
            Holdings, Inc.*      1,980,506
   57,900  Safeway, Inc.*        2,866,050
   34,400  Smithfield
            Foods, Inc.*         1,150,250
   16,400  Sysco Corp.             488,925
   18,800  Tyson Foods,
            Inc. - Class A         423,000
                             -------------
                                14,883,119
                             -------------

           Health Care -- 1.7%
  290,500  Embrex, Inc.*         2,451,094
    7,800  IMS Health,
            Inc.*                  243,750
  267,100  Pharmchem
            Laboratories*          751,219
   53,500  Protocol
            Systems, Inc.*         464,781
   16,700  Tenet Healthcare
            Corp.*                 309,994
   30,000  Universal Health
            Services,
            Inc. - Class B*      1,432,500
                             -------------
                                 5,653,338
                             -------------

           Home Products -- 1.7%
    8,600  Fortune Brands,
            Inc.                   355,825
   14,900  Libbey, Inc.            432,100
   52,400  Procter & Gamble
            Co.                  4,676,700
                             -------------
                                 5,464,625
                             -------------

           Hotels/Restaurants -- 0.9%
   47,766  Morrison Health
            Care, Inc.           1,194,150
   80,000  Ruby Tuesday,
            Inc.                 1,520,000
   17,500  Ryan's Family
            Steak House,
            Inc.*                  203,438
                             -------------
                                 2,917,588
                             -------------

           Industrial Parts -- 0.8%
    7,200  Ingersoll-Rand
            Co.                    465,300
   23,400  Tyco
            International
            Ltd.                 2,217,150
                             -------------
                                 2,682,450
                             -------------

           Industrial Services -- 0.3%
   30,900  Pittston Brink's
            Group                  826,575
                             -------------

           Information Services -- 2.0%
   48,200  Ambassadors
            International,
            Inc.*                  716,975
   17,600  America Online,
            Inc.*                1,944,800
   38,200  Galileo
            International,
            Inc.                 2,041,313
   33,500  PAREXEL
            International
            Corp.*                 445,969
   22,200  SunGard Data
            Systems, Inc.*         765,900
    4,100  Yahoo!, Inc.*           706,225
                             -------------
                                 6,621,182
                             -------------

           Insurance -- 4.0%
    5,100  Aetna, Inc.             456,131
  101,100  Allstate Corp.        3,626,963
    8,300  Ambac Financial
            Group, Inc.            474,138
   13,400  American
            International
            Group                1,568,638
    5,200  Cigna Corp.             462,800
  169,700  CNA Surety Corp.      2,598,531

  Number
 of Shares                     Value +

   68,600  Conseco, Inc.       $2,088,013
    8,400  Hartford
            Financial
            Services Group        489,825
    4,800  Lincoln National
            Corp.*                251,100
    7,500  Loews Corp.            593,438
    8,800  Travelers
            Property
            Casualty              344,300
                             ------------
                               12,953,877
                             ------------

           Leisure -- 1.5%
   21,900  Carnival Corp.       1,062,150
    2,800  Eastman Kodak
            Co.                   189,700
   30,000  Pegasus Systems,
            Inc.*               1,123,125
   71,800  Polaroid Corp.       1,983,475
   41,000  Rawlings
            Sporting Goods
            Co.*                  404,875
                             ------------
                                4,763,325
                             ------------

           Media -- 0.3%
   12,900  Time Warner,
            Inc.                  948,150
                             ------------

           Medical Products &
           Supplies -- 1.1%
    9,000  Dentsply
            International,
            Inc.                  252,000
  129,900  General Surgical
            Innovations,
            Inc.*                 560,194
    5,800  Guidant Corp.          298,338
   84,000  InnerDyne, Inc.*       168,000
   47,500  Perclose, Inc.*      2,282,969
                             ------------
                                3,561,501
                             ------------

           Medical Providers -- 0.1%
    7,800  Columbia/HCA
            Healthcare
            Corp.                 177,938
    3,600  United
            Healthcare
            Corp.                 225,450
                             ------------
                                  403,388
                             ------------

           Mining & Metals -- 0.6%
    2,900  Stillwater
            Mining Co.*            94,794
  100,200  Valmont
            Industries,
            Inc.                1,706,536
   37,100  Zimbabwe
            Platinum*               8,350
                             ------------
                                1,809,680
                             ------------

           Motor Vehicles -- 1.4%
    6,010  Delphi
            Automotive
            Systems Corp.         111,561
   73,300  Ford Motor Co.       4,136,869
    5,400  General Motors
            Corp.                 356,400
                             ------------
                                4,604,830
                             ------------

           Multimedia -- 1.6%
   49,400  CBS Corp.*           2,145,813
  100,500  Gray
            Communications
            Systems,
            Inc. - Class B      1,419,563
    8,800  McGraw-Hill
            Companies, Inc.       474,650
    4,000  Tribune Co.            348,500
   15,600  Viacom, Inc. -
             Class B*             686,400
                             ------------
                                5,074,926
                             ------------
           Oil & Gas -- 2.6%
   12,500  Coastal Corp.          500,000
   60,500  Exxon Corp.          4,666,063
   23,600  Imperial Oil
            Ltd.                  446,925
    8,000  Phillips
            Petroleum Co.         402,500
  155,500  Pioneer Natural
            Resources Co.       1,710,500
    3,500  Texaco, Inc.           218,750
   16,400  USX-Marathon
            Group, Inc.           534,025
                             ------------
                                8,478,763
                             ------------

 TIFF U.S. Equity Fund / Schedule of Investments (unaudited)     June 30, 1999

  Number
 of Shares                     Value +

           Paper & Forest Products --
            3.0%
  107,299  Albany
            International
            Corp. - Class
            A*                 $2,226,454
   79,600  Caraustar
            Industries,
            Inc.                1,965,125
   10,200  Georgia-Pacific
            Group                 483,225
   26,000  Kimberly-Clark
            Corp.               1,482,000
  148,100  Playtex
            Products, Inc.*     2,304,806
   50,900  United
            Stationers,
            Inc.*               1,119,800
    3,100  Weyerhaeuser Co.       213,125
                             ------------
                                9,794,535
                             ------------

           Pharmaceuticals -- 6.3%
   30,700  Amgen, Inc.*         1,868,863
   47,600  Bergen Brunswig
            Corp.                 821,100
    9,000  Biogen, Inc.*          578,813
   89,900  Bristol-Myers
            Squibb Co.          6,332,331
    5,800  Cardinal Health,
            Inc.                  371,925
    2,900  Eli Lilly & Co.        207,713
   22,100  Johnson &
            Johnson             2,165,800
   50,800  Owens & Minor,
            Inc.                  558,800
   21,200  Merck & Co.,
            Inc.                1,568,800
   13,000  Pfizer, Inc.         1,426,750
   61,400  Schering-Plough
            Corp.               3,254,200
   21,300  Warner-Lambert
            Co.                 1,477,688
                             ------------
                               20,632,783
                             ------------

           Producer Goods -- 1.1%
   50,000  C&D
            Technologies,
            Inc.                1,531,250
   12,500  Hussmann
            International,
            Inc.                  207,031
   79,400  Scotsman
            Industries,
            Inc.                1,712,063
                             ------------
                                3,450,344
                             ------------

           Publishing -- 1.3%
   23,800  Gannett Co.,
            Inc.                1,698,726
  148,800  Primedia, Inc.*      2,520,300
                             ------------
                                4,219,026
                             ------------

           Railroads -- 2.0%
   94,600  Canadian Pacific
            Ltd.                2,252,663
   88,000  Westinghouse Air
            Brake Co.           2,282,500
  112,900  Wisconsin
            Central
            Transportation
            Corp.*              2,130,988
                             ------------
                                6,666,151
                             ------------

           Retail (Other) -- 4.8%
   10,800  Best Buy Co.,
            Inc.*                 729,000
   75,125  Consolidated
            Stores Corp.*       2,028,375
    5,800  Dayton Hudson
            Corp.                 377,000
  800,000  DB Group Ltd.*         954,360
    5,600  Federated
            Department
            Stores, Inc.*         296,450
   14,250  GAP Stores*            717,844
  119,400  Geerlings &
            Wade, Inc.*           955,200
   21,600  Home Depot, Inc.     1,391,850
   10,710  Intimate Brands,
            Inc.                  507,386
   30,100  K Mart Corp.*          494,769
    3,500  Loews Cos., Inc.       198,406
   12,300  May Department
            Stores                502,763
   27,100  Sears, Roebuck
            and Co.             1,207,644
    3,800  The Limited,
            Inc.                  172,425
   16,000  TJX Companies,
            Inc.                  533,000
   47,700  Trans World
            Entertainment
            Corp.*                536,625
   72,100  Wal-Mart Stores,
            Inc.                3,478,825
   12,600  Zale Corp.*            504,000
                             ------------
                               15,585,922
                             ------------


  Number
 of Shares                        Value +

           Semiconductor -- 2.2%
    8,500  Applied Materials,
            Inc.*                   $627,938
  109,900  Intel Corp.             6,539,050
                               -------------
                                   7,166,988
                               -------------

           Services -- 0.9%
    4,300  Equifax, Inc.             153,456
  115,700  Exponent, Inc.*           809,900
   36,500  Hilb, Rogal &
            Hamilton Co.             816,688
   37,950  ITT Educational
            Services, Inc.*          989,072
   15,000  Volt Information
            Sciences, Inc.*          343,125
                               -------------
                                   3,112,241
                               -------------

           Steel -- 0.2%
   30,844  Allegheny
            Teledyne, Inc.           697,846
                               -------------

           Telecommunications -- 6.7%
    5,200  Ameritech Corp.           382,200
   91,550  AT & T Corp.            5,109,634
    3,600  BCE, Inc.                 177,525
   38,400  Bell Atlantic
            Corp.                  2,510,400
  108,000  BellSouth Corp.         5,062,500
   11,500  CenturyTel, Inc.          457,125
   27,000  MCI Worldcom,
            Inc.*                  2,328,750
   81,900  SBC
            Communications,
            Inc.                   4,750,200
   12,200  Sprint Corp.              644,313
    9,100  U.S. West, Inc.           534,625
                               -------------
                                  21,957,272
                               -------------

           Thrifts -- 1.8%
   26,000  Carolina First
            Corp.                    633,750
   55,566  Charter One
            Financial, Inc.        1,545,429
   31,395  Downey Financial
            Corp.                    688,728
   11,000  First Washington
            Bancorp, Inc.            220,688
   42,000  Peoples Bank of
            Bridgeport,
            Connecticut            1,278,375
   41,500  Riverview Bancorp,
            Inc.                     466,875
  100,000  Seacoast Financial
            Services Corp.*        1,137,500
                               -------------
                                   5,971,345
                               -------------
           Transportation -- 2.7%
   35,250  Air Express
            International
            Corp.                    894,469
   60,000  Airborne Freight
            Corp.                  1,661,250
   41,800  Circle
            International
            Group, Inc.              914,375
   40,000  CNF
            Transportation,
            Inc.                   1,535,000
   76,900  Fritz Companies,
            Inc.*                    826,675
  117,000  Kirby Corp.*            2,478,938
   40,000  Pittston Bax
            Group, Inc.              380,000
                               -------------
                                   8,690,707
                               -------------
           Total Common
            Stocks (Cost
            $250,494,024)        301,738,895
                               -------------

           Limited Partnership -- 2.7%
           Gotham Partners
            (b)(c) (Cost
            $5,925,000)            8,736,200
                               -------------

           Preferred Stocks -- 0.1%
  100,000  Conductus, Inc.
            Series B (b)             270,000
   36,875  Norian Corp.
            (144A) (a)(b)(c)         103,250
                               -------------
           Total Preferred
            Stocks (Cost
            $476,500)                373,250
                               -------------
           Warrants -- 0.0%
   20,000  Conductus, Inc.
            Warrants* (Cost
            $0)                            0
                               -------------
           Total Long Term
            Investments
            (Cost
            $256,895,524)        310,848,345
                               -------------

 TIFF U.S. Equity Fund / Schedule of Investments (unaudited)     June 30, 1999


  Principal                         Interest Maturity
   Amount                             Rate     Date     Value +
             Short Term Investments -- 4.7%

             Repurchase Agreement -- 4.1%
 $13,329,742 Investors Bank & Trust Company -
              Repurchase Agreement, issued
              06/30/99 (proceeds at maturity
              $13,331,316) (Collateralized by
              $8,630,480 FHLMC FHR 5.20% due
              12/15/08, with a market value of
              $8,608,703, and $5,275,994 GNMA ARM
              #008061 6.125% due 10/20/22, with a
              market value of $5,387,760)
             (Cost $13,329,742)      4.250%  07/01/99  $13,329,742
                                                      ------------

             U.S. Treasury -- 0.6%#
   2,020,000 U.S. Treasury Bill
              (Cost $1,998,931)++    4.600%  09/23/99    1,998,461
                                                      ------------
                                                      ------------

             Total Short Term Investments
              (Cost $15,328,673)                        15,328,203
                                                      ------------

             Total Investments -- 99.9%
              (Cost $272,224,197)                      326,176,548

             Other Assets in Excess of
              Liabilities -- 0.1%                          405,423
                                                      ------------

             Net Assets -- 100.0%                     $326,581,971
                                                      ============


  Number
 of Shares                 Value +
           Short
           Portfolio --
            (0.0%)

           Electronics --
            (0.0%)
    600    VideoLan
            Technologies,
            Inc.
            (Proceeds
            $77,718)*        $(6)
                             ---

     * Non-Income Producing Security
     + See Note 2 to the Financial Statements.
    ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C in Notes to Financial
       Statements.
     # Interest Rate represents the yield to maturity at the time of purchase.
   ADR American Depository Receipt
   ARM Adjustable Rate Mortagage
 FHLMC Federal Home Loan Mortgage Corporation
   FHR Freddie Mac
  GNMA Government National Mortgage Association
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1999, the aggregate value of these securities was $103,250, or 0.03% of the portfolio.
   (b) Security is valued in good faith under procedures established by the board of directors.
   (c) Restricted Security.

    See accompanying Notes to Financial Statements

 TIFF Bond Fund / Schedule of Investments (unaudited)            June 30, 1999

  Principal                         Interest Maturity
   Amount                             Rate     Date     Value +

             Long Term Investments -- 112.5%

             Notes & Bonds -- 110.6%

             U.S. Treasury Securities -- 13.4%
    $915,000 U.S. Treasury Bond      4.750%  02/15/04     $879,258
     700,000 U.S. Treasury Bond      5.250%  02/15/29      628,250
     400,000 U.S. Treasury Bond      5.500%  08/15/28      365,250
     625,000 U.S. Treasury Bond      6.125%  11/15/27      619,141
      35,000 U.S. Treasury Bond      7.500%  11/15/16       39,342
   2,610,000 U.S. Treasury Bond      8.000%  11/15/21    3,140,156
     200,000 U.S. Treasury Bond      8.125%  05/15/21      242,875
     265,000 U.S. Treasury Bond      9.250%  02/15/16      344,417
      75,000 U.S. Treasury Note      4.250%  11/15/03       70,758
   2,160,000 U.S. Treasury Note      4.750%  11/15/08    1,982,476
   1,435,000 U.S. Treasury Note      5.250%  11/15/28    1,269,975
   3,360,000 U.S. Treasury Note      5.375%  05/15/09    3,281,252
     570,000 U.S. Treasury Note      5.500%  12/31/00      570,178
     250,000 U.S. Treasury Note      5.625%  11/30/99      250,664
   1,200,000 U.S. Treasury Note      5.625%  11/30/00    1,202,626
     190,000 U.S. Treasury Note      5.750%  10/31/00      190,713
      90,000 U.S. Treasury Note      5.750%  08/15/03       90,000
      55,000 U.S. Treasury Note      5.875%  02/15/04       55,292
      95,000 U.S. Treasury Note++    5.875%  07/31/99       95,119
     955,000 U.S. Treasury Note      6.250%  02/15/03      971,116
     250,000 U.S. Treasury Note++    6.375%  07/15/99      250,235
     810,000 U.S. Treasury Note      6.375%  09/30/01      823,416
     365,000 U.S. Treasury Note      6.375%  08/15/02      371,958
   1,040,000 U.S. Treasury Note      6.500%  08/15/05    1,072,176
     725,000 U.S. Treasury Note      6.750%  04/30/00      733,609
   2,785,000 U.S. Treasury Note      7.000%  07/15/06    2,950,359
     260,000 U.S. Treasury Note      7.125%  02/29/00      263,250
   6,350,000 U.S. Treasury Strip     5.630%# 11/15/21    1,571,555
   4,070,000 U.S. Treasury Strip     5.670%# 02/15/20    1,112,205
                                                      ------------
             Total U.S. Treasury Securities
              (Cost $25,606,506)                        25,437,621
                                                      ------------

             Agency Mortgage-Backed Securities -- 47.7%
   6,195,807 FHLMC                   6.000%  04/01/14    6,003,852
   5,971,586 FHLMC                   6.000%  02/01/29    5,635,290
   1,875,000 FHLMC                   6.300%  03/15/23    1,852,013
   1,165,910 FHLMC (IO)              7.000%  05/15/08      160,875
   2,685,689 FHLMC                   7.500%  12/01/27    2,722,423
   1,253,051 FHLMC                   8.500%  06/01/12    1,298,642
     770,000 FNMA                    4.625%  10/15/01      750,570
   4,116,000 FNMA                    5.125%  02/13/04    3,943,852
     725,000 FNMA                    6.000%  05/15/08      701,083
     650,000 FNMA                    6.420%  12/01/07      639,402
   4,277,489 FNMA                    6.500%  04/01/28    4,142,551
   1,233,016 FNMA                    6.500%  05/01/28    1,194,119
   1,927,744 FNMA                    6.500%  05/01/28    1,866,931
     877,350 FNMA                    6.500%  06/01/28      849,673
   2,915,693 FNMA                    6.500%  06/01/28    2,823,714
     884,893 FNMA                    6.980%  06/01/07      900,601
     600,854 FNMA                    7.000%  03/01/24      596,880
     480,065 FNMA                    7.000%  03/01/24      476,889
   1,650,000 FNMA                    7.160%  01/25/22    1,678,925
     577,192 FNMA                    9.000%  03/01/25      611,394
   5,070,000 FNMA (TBA)              6.000%  07/14/29    4,905,225
   9,900,000 FNMA (TBA)              6.500%  07/14/29    9,581,344
     420,451 GNMA                    6.875%  01/20/18      427,245
     350,843 GNMA                    7.000%  07/15/23      348,273
     631,512 GNMA                    7.000%  05/15/24      626,885
   3,872,543 GNMA                    7.000%  12/15/28    3,837,516

  Principal                                    Interest Maturity
   Amount                                        Rate     Date     Value +

    $428,949 GNMA                               7.000%  08/20/17     $437,343
     263,799 GNMA                               7.000%  12/20/17      268,247
      83,683 GNMA                               7.000%  09/20/21       85,154
     295,921 GNMA                               7.000%  05/15/24      293,753
     959,016 GNMA                               7.000%  06/15/28      950,342
     606,335 GNMA                               7.500%  08/15/27      614,023
     694,288 GNMA                               7.500%  06/15/26      703,090
     696,196 GNMA                               7.500%  07/15/26      705,023
     792,553 GNMA                               7.500%  12/15/25      802,725
     756,916 GNMA                               7.500%  08/15/27      766,512
     303,136 GNMA                               9.500%  10/15/24      328,404
  15,000,000 GNMA (TBA)                         6.500%  07/22/29   14,473,828
     787,642 GNMA (ARM)                         6.875%  04/20/24      799,979
   5,000,000 GNMA (TBA)                         7.000%  07/22/29    4,949,023
   1,760,096 GNMA II                            4.500%  05/20/28    1,752,527
   1,988,645 GNMA II                            4.500%  06/20/28    1,980,096
   1,626,096 GNMA II                            5.500%  05/20/28    1,642,281
     410,863 GNMA II                            5.500%  06/20/28      414,952
                                                                 ------------
             Total Agency Mortgage-Backed Securities (Cost
              $91,489,436)                                         90,543,469
                                                                 ------------

             U.S. Government Agency Obligation -- 0.0%+++
      80,000 Tennessee Valley Authority
              (Cost $84,506)                    6.375%  06/15/05       79,930
                                                                 ------------

             Corporate Obligations -- 34.0%
     250,000 Aes Corp.                          8.375%  08/15/07      235,000
     815,000 Aflac, Inc.                        6.500%  04/15/09      769,952
     222,767 American Airlines, Ser. 1991-A,
              Class A-1                         9.710%  01/02/07      238,812
     100,000 AMFM, Inc.                         9.000%  10/01/08      101,750
     700,000 Artesia Bank S.C. 144A (a)         7.250%  09/29/49      645,091
      50,000 Associated Estates Realty          8.375%  04/15/00       49,710
     210,000 Associates Corp. NA                5.875%  07/15/02      206,972
   1,250,000 Associates Corp. NA                6.000%  04/15/03    1,224,985
     500,000 AT&T Corp.                         6.000%  03/15/09      469,293
     370,000 Banc One Corp.                     7.250%  08/01/02      377,956
   1,250,000 Bankamerica Corp.                  6.625%  08/01/07    1,221,280
     810,000 Bayard Drilling                   11.000%  06/30/05      883,390
   1,200,000 Bear Stearns Co., Inc.             6.750%  12/15/07    1,153,700
     250,000 Beaver Valley Funding Corp. II     9.000%  06/01/17      271,419
     650,000 Cable & Wireless Communications    6.750%  12/01/08      621,645
     250,000 California Steel Industries        8.500%  04/01/09      243,438
     660,000 Case Credit Corp., Ser. MTN        6.150%  03/01/02      649,527
     250,000 Century Communications             9.900%  03/15/03      174,688
     635,000 Chartwell Re Holdings             10.250%  03/01/04      660,654
     930,000 Chevron Corp.
              (144A) (a)                        7.327%  01/01/24      947,372
     770,000 CIT Group                          6.500%  06/14/02      771,765
   1,565,000 Compania Telecom Chile             7.625%  07/15/06    1,467,957
     820,000 Conoco, Inc.                       6.950%  04/15/29      765,906
     670,000 Countrywide Home Loans, Inc.       5.620%  10/16/00      664,373

 TIFF Bond Fund / Schedule of Investments (unaudited)            June 30, 1999

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

    $335,000 Credit Suisse-London Branch          7.900%  05/01/07     $326,145
     675,000 Cummins Engine Co., Inc.             5.650%  03/01/98      442,816
   1,100,000 Deutsch Bank                         7.872%  12/29/49    1,058,798
     120,000 Dresdner Funding Trust I (144A)
              (a)                                 8.151%  06/30/31      114,845
     929,000 Duquesne Light Co.                   8.700%  06/01/16    1,009,749
     860,000 East Coast Power                     7.066%  03/31/12      790,600
     865,000 Edperbrascan Corp.                   7.125%  12/16/03      845,570
   1,500,000 El Paso Natural Gas Co.              6.750%  11/15/03    1,492,905
     840,000 Eli Lilly & Co.                      7.125%  06/01/25      838,440
   1,050,000 Equity Residential Property          7.100%  06/23/04    1,049,524
     250,000 Federal-Mogul Co.                    7.500%  01/15/09      230,406
   1,050,000 Federal National Mortgage
              Association                         5.625%  05/14/04    1,024,690
   1,000,000 Federated Department Stores          7.450%  07/15/17    1,002,400
   1,200,000 First Union Corp.                    6.400%  04/01/08    1,142,520
     250,000 Flores & Rucks                       9.750%  10/01/06      258,750
   1,190,000 Florida Windstorm Underwriting       6.500%  08/25/02    1,185,571
   1,395,000 Ford Motor Co.                       6.375%  02/01/29    1,212,036
   1,000,000 Ford Motor Credit Corp.              6.500%  02/28/02    1,003,510
     300,000 Foreningsparbwnkwn AB (144A) (a)     7.500%  09/29/49      287,540
     470,000 Fremont General Corp.                7.875%  03/17/09      457,168
     170,000 General Motors Acceptance Corp.      4.960%  04/20/00      169,758
     910,000 General Motors Acceptance Corp.      6.850%  06/17/04      917,139
     500,000 Global Marine, Inc.                  7.125%  09/01/07      487,446
     760,000 Goldman Sachs Group LP (144A) (a)    7.800%  07/15/02      786,108
     205,000 Greyhound Lines                     11.500%  04/15/07      232,155
     250,000 GTE Corp. FRN                        5.135%  06/12/00      249,725
   1,000,000 GTE Florida, Inc.                    6.310%  12/15/02      995,001
     675,000 Heller Financial, Inc.               5.870%  11/01/00      671,466
     350,000 HMH Properties                       7.875%  08/01/05      330,750
     200,000 Hollinger International
              Publishing, Inc.                    8.625%  03/15/05      202,500
   1,250,000 IBM Corp.                            6.500%  01/15/28    1,154,723
     695,000 ICI Wilmington                       6.750%  09/15/02      694,385
     953,264 Jasmine Submarine
              Telecommunications (144A) (a)       8.483%  05/30/11      898,442
     165,000 Jet Equipment Trust (144A) (a)       9.710%  08/15/13      187,506
     595,000 Kern River Funding Corp. (144A)
              (a)                                 6.720%  09/30/01      593,643
     990,000 Laidlaw, Inc.                        7.650%  05/15/06      963,516
     660,000 Lehman Brothers Holdings, Inc.       6.625%  02/05/06      631,578
     980,000 Lehman Brothers Holdings, Inc.       7.250%  04/15/03      983,411
     800,000 Lockheed Martin Corp.                6.850%  05/15/01      803,596

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

    $400,000 Lumbermens Mutual Casualty (144A)
              (a)                                 8.450%  12/01/97     $386,454
     560,000 Lumbermens Mutual Life               8.300%  12/01/37      535,453
     250,000 Lyondell Chemical Co. Senior
              Notes (144A) (a)                    9.875%  05/01/07      255,625
      55,000 Methanex Corp.                       7.400%  08/15/02       53,152
     650,000 Methanex Corp.                       7.750%  08/15/05      616,005
     955,000 Morgan Stanley Group, Inc.           8.100%  06/24/02      996,681
   1,725,000 Mutual Life Insurance Co. (144A)
              (a)(c)                             11.250%  08/15/24    2,393,722
   1,000,000 Norfolk Southern Corp.               6.950%  05/01/02    1,008,980
     600,000 Northwest Airlines Corp.             8.130%  02/01/14      581,777
     900,000 Northwest Airlines Corp.             8.304%  09/01/10      910,706
   1,690,000 Occidental Petroleum                 8.450%  02/15/29    1,760,975
     250,000 Owens & Minor                       10.875%  06/01/06      265,000
     250,000 Park Place Entertainment             7.875%  12/15/05      238,125
     440,000 Pennsylvania Power & Light           7.700%  10/01/09      481,932
   1,250,000 Pepsi Bottling Holding               5.625%  02/17/09    1,135,744
     705,000 Ras Laffan Liquid Natural Gas
              (144A) (a)                          7.628%  09/15/06      675,685
   1,105,000 Ras Laffan-Lincs Ser. 1997-11
              (144A) (a)(b)                       7.850%  03/18/14    1,160,342
     600,000 Rollins Truck Leasing                7.000%  03/15/01      603,266
      50,000 Rouse Co.                            8.500%  01/15/03       51,958
     675,000 Salomon Smith Barney Holdings
              Inc.                                6.750%  02/15/03      676,559
   1,200,000 Sears Roebuck Acceptance             6.000%  03/20/03    1,181,244
     415,000 Shopko Stores                        6.500%  08/15/03      402,059
   1,000,000 Sprint Capital Corp.                 6.900%  05/01/19      930,618
     200,000 Station Casinos (144A) (a)           8.875%  12/01/08      194,000
   1,000,000 Sumitomo Bank International
              Finance NV                          8.500%  06/15/09    1,006,547
     500,000 Tektronix, Inc.                      7.500%  08/01/03      511,383
     700,000 Telecom New Zealand Finance          6.250%  02/10/03      693,729
     400,000 Tenet Healthcare Corp.               8.625%  01/15/07      394,000
     530,000 Transamerica Finance Corp.           6.125%  11/01/01      525,701
   1,050,000 Tyco International Group             6.875%  01/15/29      959,060
     250,000 United Rentals                       9.000%  04/01/09      245,000
     225,000 Unova, Inc.                          6.875%  03/15/05      216,383
                                                                   ------------
             Total Corporate Obligations (Cost $65,793,205)          64,591,331
                                                                   ------------

             Asset & Mortgage-Backed Securities -- 15.5%
     575,000 Advanta Mortgage Loan Trust, Ser.
              1997, Class A5                      7.250%  06/25/27      581,181

 TIFF Bond Fund / Schedule of Investments (unaudited)            June 30, 1999

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

    $550,000 Advanta Mortgage Loan Trust, Ser.
              1997-1, Class B1F                   8.150%  05/25/27     $545,402
   1,000,000 Americredit Auto Receivables
              Trust, Ser. 1997-C, Class A3        6.300%  07/05/03    1,005,950
   1,050,000 Amresco Mortgage Loan Trust, Ser.
              1997-1, Class B1F                   7.915%  03/25/27    1,061,309
   1,425,000 Amresco Residential Securities
              Mortgage Loan, Ser. 1997-1,
              Class A8                            7.240%  03/25/27    1,443,126
     400,000 California Infrastructure SCE,
              Ser. 1997-1, Class A6               6.380%  09/25/08      396,884
     660,000 Chase Manhattan Auto Owner Trust     5.850%  05/15/03      654,938
     279,493 Chase Manhattan Auto Owner Trust,
              Ser. 1997-A, Class A3               6.250%  11/15/00      280,026
   1,015,000 Chemical Master Credit Card Trust
              1, Ser. 1995-2, Class A             6.230%  06/15/03    1,020,958
   1,300,000 Citibank Credit Card Master
              Trust, (FRN), Ser. 1997-2, Class
              A                                   6.550%  02/15/04    1,308,437
     685,000 Citibank Credit Card Trust           5.850%  04/10/03      682,541
   2,000,000 CS First Boston Mortgage
              Securities Corp., Ser. 1998-C1,
              Class A1B                           6.480%  05/17/08    1,927,120
   2,000,000 First Union Lehman Brothers Bank
              of America, Ser. 1998-C2, Class
              A2                                  6.560%  11/18/08    1,954,318
   2,000,000 GMAC Commercial Mortgage
              Securities, Inc., Ser. 1998-C2,
              Class A2                            6.420%  08/15/08    1,933,779
     650,000 MBNA Master Credit Card Trust,
              Ser. 1995-D, Class A                6.050%  11/15/02      652,685
   1,000,000 MBNA Master Credit Card Trust,
              Ser. 1997-F, Class A                6.600%  11/15/04    1,009,640
   5,000,000 Nomura Asset Security Corp.
              Series 98-D, Class A                6.590%  03/17/28    4,869,368
     575,000 Olympic Auto Receivable Trust,
              Ser. 1997-A, Class A4               6.625%  12/15/02      579,951
     563,052 Olympic Auto Receivable Trust,
              Ser. 1996-C, Class A4               6.800%  03/15/02      566,785

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

 $ 1,300,000 Premier Auto Trust, Ser. 1997-2,
              Class A4                            6.250%  06/06/01 $  1,306,058
   1,160,000 Providian Trust, Ser. 1997-4,
              Class A                             6.250%  06/15/07    1,159,026
     305,691 Residential Asset Securities
              Corp., Ser. 1997-KS1, Class AI2     7.073%  04/25/28      306,229
   1,562,000 Saxon Asset Securities Trust,
              Ser. 1997-1, Class AF5              7.325%  01/25/12    1,584,899
     700,000 Saxon Asset Securities Trust,
              Ser. 1997-3, Class AF6              6.730%  02/25/27      691,684
     420,000 Chemical Master Credit Card Trust
              1, Ser. 1996-1, Class A             5.550%  09/15/03      417,967
   1,875,000 UCFC Home Equity Loan IO, Ser.
              1997-C, Class A                     8.000%  09/15/00      167,578
   1,125,000 UCFC Home Equity Loan, Ser. 1996-
              B1, Class A5                        7.650%  06/15/20    1,147,196
   3,049,358 Union Acceptance Corp. IO, Ser.
              1996-C, Class I                     2.750%  10/08/03       33,352
   1,921,787 Union Acceptance Corp. IO, Ser.
              1997-B, Class I                     1.850%  06/08/27       21,020
     371,261 Union Acceptance Corp. IO, Ser.
              1996-D, Class I                     3.000%  01/08/04        4,757
                                                                   ------------
             Total Asset and Mortgage-Backed Securities
              (Cost $30,060,579)                                     29,314,164
                                                                   ------------
             Total Notes & Bonds
              (Cost $213,034,232)                                   209,966,515
                                                                   ------------
   Shares
             Preferred Stocks -- 1.9%
         805 Centaur Funding Corp. 9.080%
              (144A) (a)                                                865,878
       9,445 Duke Realty Investments 7.990%                             425,615
      44,340 MEPC International Capital, Ser.
              A 9.125%                                                1,163,925
       1,110 Pinto Totta International Finance
              7.770% (144A) (a)                                       1,066,883
                                                                   ------------
             Total Preferred Stocks (Cost
              $3,624,094)                                             3,522,301
                                                                   ------------
             Total Long Term Investments
              (Cost $216,658,326)                                   213,488,816
                                                                   ------------

 TIFF Bond Fund / Schedule of Investments (unaudited)            June 30, 1999

  Principal                         Interest Maturity
   Amount                             Rate     Date     Value +

             Short Term Investments -- 6.0%

             Repurchase Agreements -- 5.9%
  $4,565,339 Investors Bank & Trust Company --
              Repurchase Agreement, issued 6/30/99
              (proceeds at maturity $4,565,878)
              (Collateralized by $4,790,000 FNMA
              6.570% due 6/20/02, with a market
              value of $4,803,204)
             (Cost $4,565,339)       4.250%  07/01/99   $4,565,339
   6,700,000 Morgan Stanley - Dean Witter
              Repurchase Agreement, issued 6/30/99
              (proceeds at maturity $6,707,623)
              (Collateralized by $6,750,801 FNMA
              Pool #422875 6.941% due 03/01/23,
              with a market value of $6,836,765)
             (Cost $6,700,000)       5.120%  07/06/99    6,700,000
                                                      ------------
             Total Repurchase Agreements
              (Cost $11,265,339)                        11,265,339
                                                      ------------
             U.S. Treasury Securities -- 0.1%#
      25,000 U.S. Treasury Bill++    4.650%  10/14/99       24,662
      15,000 U.S. Treasury Bill++    4.890%  12/17/99       14,669
                                                      ------------
             Total U.S. Treasury Securities
              (Cost $39,342)                                39,331
                                                      ------------
             Total Short Term Investments
              (Cost $11,304,681)                        11,304,670
                                                      ------------
             Total Investments -- 118.5%
              (Cost $227,963,007)                      224,793,486
             Liabilities in Excess of Other
              Assets -- (18.5%)                        (35,022,284)
                                                      ------------
             Net Assets -- 100.0%                     $189,771,202
                                                      ============

Summary of Industry Classifications (as a % of total market value):

Banking                          7.8%
Basic Industries                 1.3
Consumer Cyclical                2.0
Energy                           2.5
Financial Services              16.9
Industrial                       4.8
Insurance                        1.5
Miscellaneous                    4.1
Repurchase Agreements            5.0
U.S. Government Securities(d)   52.0
Utilities                        2.1
                               -----
Total                          100.0%
                               =====

     + See Note 2 to the Financial Statements.
    ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C in Notes to Financial
       Statements
   +++ Rounds to less than 0.1%
     # Interest Rate represents the yield to maturity at the time of purchase.
   ARM Adjustable Rate Mortgage
 FHLMC Federal Home Loan Mortgage Corporation
  FNMA Federal National Mortgage Association
   FRN Floating Rate Note
  GNMA Government National Mortgage Association
    IO Interest Only Security. Interest rate is based on the notional amount of the underlying mortgage pools.
   TBA Security is subject to delayed delivery.
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1999, the market value of these securities was $11,459,136 or 6.04% of net assets.
   (b) Security is a step up bond which will pay 7.85% through September 2006, and 8.05% thereafter.
   (c) Security is a step up bond which will pay 11.25% until maturity starting
       8/15/99.
   (d) Includes U.S. Treasury and Agency Mortgage-Backed Securities.

   See accompanying Notes to Financial Statements

 TIFF Short-Term Fund / Schedule of Investments (unaudited)      June 30, 1999

 Principal                                        Interest Maturity
   Amount                                           Rate     Date     Value +

            Asset & Mortgage-Backed Securities -- 57.8%
 $   37,348 Advanta Business Corp., Ser. 1998-
             1, Class A1                           5.770%  12/15/06 $    37,353
  1,341,934 Advanta Mortgage Loan Trust Ser.
             1997-1, Class A2                      7.100%  04/25/20   1,343,592
    456,773 Advanta Mortgage Loan Trust (FRN),
             Ser. 1997-4, Class A8                 5.263%  02/25/24     456,645
  1,739,433 Banc One Home Equity Trust, Ser.
             1999-1, Class A1                      6.060%  04/25/05   1,736,824
  3,000,000 BankBoston Commercial Loan Master,
             LLC, (FRN) Ser. 1998-1, Class A1
             (144A) (a)                            5.563%  11/16/03   3,007,656
  1,377,013 BankBoston Trust, Ser. 1998-1,
             Class A1                              6.460%  04/25/12   1,374,001
    699,171 BCI Home Equity Loan, Ser. 1996-1,
             Class A                               5.836%  04/28/26     698,716
  3,000,000 Bombardier Receivables Master Trust
             I (FRN), Ser. 1997-1, Class A         5.110%  04/15/04   2,999,700
  2,000,000 Capital One Master Trust, Ser.
             1999-1, Class C                       6.720%  05/15/05   1,999,375
  2,984,128 Case Equipment Loan Trust, Ser.
             1998-C, Class A2                      5.490%  08/15/02   2,982,695
    565,876 Chase Manhattan Auto Owner Trust,
             Ser. 1996-C, Class A3                 5.950%  11/15/00     566,753
  2,075,279 Countrywide Home Equity Loan Trust,
             Ser. 1998-A, Class A                  5.180%  03/15/24   2,072,166
  1,017,554 Deutsche Financial Capital
             Securities, Ser. 1998-I, Class A1     6.050%  04/15/28   1,016,781
  1,000,000 Discover Card Master Trust I (FRN),
             Ser. 1994-2, Class A                  5.340%  10/16/04   1,004,670
  3,000,000 Discover Card Trust, Ser. 1993-B,
             Class A                               6.750%  02/16/02   3,012,660
  1,465,386 EQCC Home Equity Loan Trust, Ser.
             1998-2, Class A1F                     6.235%  04/15/08   1,465,342
  1,843,249 Equicredit Home Equity Loan Trust,
             Ser. 1997-1, Class A3                 6.840%  09/15/11   1,855,958
    916,667 First Chicago Master Trust II
             (FRN), Ser. 1996-R, Class A           5.058%  07/15/01     916,392
  3,000,000 FNMA, Ser. 2044, Class PH              6.000%  08/15/15   3,009,561
    511,469 FNMA, Ser. 1993-163, Class BK          6.150%  11/25/17     510,806
  1,084,110 Ford Credit Auto Owner Trust, Ser.
             1998-B, Class A2                      5.800%  10/15/00   1,085,801
    243,252 GE Capital Mortgage Services, Inc.,
             Ser. 1998-HE, Class A1                6.530%  01/25/11     242,377

 Principal                                         Interest Maturity
   Amount                                            Rate     Date     Value +

 $1,828,551 Green Tree Home Improvement Loan
             Trust, Ser. 1998-D, Class HEA1         5.980%  08/15/29 $ 1,831,294
  1,032,611 HCF Revolving Home Equity Loan
             Trust (FRN), Ser. 1996-1, Class A      5.224%  07/20/17   1,029,926
  3,000,000 Lakeshore Commercial Loan Master
             Trust (FRN), Ser. 1998-AA, Class
             A2 (144A) (a)                          5.310%  07/25/04   2,997,188
  1,500,000 MBNA Master Credit Card Trust
             (FRN), Ser. 1994-2, Class A            5.770%  06/15/01   1,500,705
  1,500,000 People's Bank Credit Card Master
             Trust (FRN), Ser. 1996-1, Class A      5.138%  11/15/04   1,500,525
  2,634,091 Premier Auto Trust, Ser. 1998-4,
             Class A2                               5.560%  04/08/01   2,635,671
     26,498 Premier Auto Trust, Ser. 1996-4,
             Class A3                               6.200%  11/06/00      26,502
  3,000,000 Premier Auto Trust, Ser. 1997-1,
             Class A4                               6.350%  04/06/02   3,019,560
    424,662 Residential Funding Mortgage
             Securities (FRN), Ser. 1998-HS1,
             Class A                                5.240%  06/22/23     422,539
                                                                     -----------
            Total Asset & Mortgage-Backed Securities (Cost
             $48,373,574)                                             48,359,734
                                                                     -----------

            Bank Obligations -- 19.1%
  2,000,000 Bayerische Landesbank Yankee CD         4.980%  11/19/99   1,999,485
  3,000,000 Commerzbank Yankee CD                   5.120%  04/25/00   2,985,716
  3,500,000 CIBC Yankee CD                          5.220%  09/02/99   3,500,000
  3,500,000 Dresdner Bank CD                        5.750%  06/18/00   3,500,000
  2,000,000 Landeshess Bank CD                      5.250%  09/07/99   2,000,000
  2,000,000 Rabobank Yankee CD                      5.520%  06/07/00   1,999,279
                                                                     -----------
            Total Bank Obligations
             (Cost $15,984,308)                                       15,984,480
                                                                     -----------

            Commercial Paper -- 9.7%#
  2,000,000 Moriarty CP                             4.910%  07/07/99   1,992,089
  2,250,000 Province of Quebec CP                   4.810%  10/14/99   2,218,434
  2,000,000 Repsol International Finance CP         4.870%  07/15/99   1,950,218
  2,000,000 Zeneca, Inc. CP                         4.820%  07/21/99   1,975,632
                                                                     -----------
            Total Commercial Paper
             (Cost $8,136,547)                                         8,136,373
                                                                     -----------

            Time Deposits -- 8.3%
  3,500,000 Bank of Montreal (Euro Time Deposit)    5.750%  07/06/99   3,500,000
  3,466,000 Investors Bank & Trust Co.              4.000%  07/06/99   3,466,000
                                                                     -----------
            Total Time Deposits
             (Cost $6,966,000)                                         6,966,000
                                                                     -----------


 TIFF Short-Term Fund / Schedule of Investments (unaudited)      June 30, 1999

 Principal                         Interest Maturity
   Amount                            Rate     Date     Value +

            U.S. Treasury Bills -- 3.6%#
 $2,500,000 U.S. Treasury Bill      4.600%  09/23/99 $ 2,471,250
    550,000 U.S. Treasury Bill++    4.700%  11/26/99     539,328
                                                     -----------
            Total Treasury Bills
             (Cost $3,010,872)                         3,010,578
                                                     -----------
            Total Investments -- 98.5%
             (Cost $82,471,301)                       82,457,165
            Other assets in excess
             of liabilities -- 1.5%                    1,201,746
                                                     -----------
            Net Assets -- 100.0%                     $83,658,911
                                                     ===========

    + See Note 2 to the Financial Statements.
   ++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C in Notes to Financial
      Statements
    # Interest Rate represents the yield to maturity at the time of purchase.
 FNMA Federal National Mortgage Association
  FRN Floating Rate Note
   CD Certificate of Deposit
   CP Commercial Paper
  (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1999, the market value of these securities was $6,004,844 or 7.18% of net assets.

   See accompanying Notes to Financial Statements

 Statement of Assets and Liabilities (unaudited)                 June 30, 1999

                                         TIFF          TIFF           TIFF
                                        Multi-     International    Emerging
                                      Asset Fund    Equity Fund   Markets Fund
                                        (MAF)          (IEF)         (EMF)
Assets
Investments in securities, at value
 (Cost: MAF $265,912,830; IEF
 $187,443,901; EMF $72,603,276)      $280,054,703  $212,549,192   $ 74,425,463
Foreign currency (Cost: EMF
 $563,377)                                     --            --        562,899
Receivable for securities sold          6,256,655     2,405,836        177,856
Interest receivable                       515,657       148,083         23,571
Dividends receivable                      320,425       691,918        210,249
Variation margin on financial
 futures contracts receivable             864,367       163,986             --
                                     ------------  ------------   ------------
Total assets                          288,011,807   215,959,015     75,400,038
                                     ------------  ------------   ------------
Liabilities
Payable for collateral on
 securities on loan                            --     4,399,050      2,343,880
Payable for securities purchased       17,055,611       606,079        702,812
Payable for capital stock
 repurchased                            1,000,000            --             --
Net unrealized depreciation on
 forward currency contracts                10,043     1,545,299            250
Due to custodian                          187,536     2,599,229          9,900
Accrued expenses and other
 liabilities                               85,227        75,152         25,806
                                     ------------  ------------   ------------
Total liabilities                      18,338,417     9,224,809      3,082,648
                                     ------------  ------------   ------------
Net Assets                           $269,673,390  $206,734,206   $ 72,317,390
                                     ============  ============   ============
Shares Outstanding (authorized
 500,000,000 shares, par value
 $0.001 for each Fund)                 21,465,263    16,216,930      9,926,517
                                     ============  ============   ============
Net Asset Value Per Share            $      12.56  $      12.75   $       7.29
                                     ============  ============   ============
Components of Net Assets:
Capital stock                        $256,735,909  $167,126,103   $ 97,857,196
Distribution in excess of net
 investment income                     (2,287,222)   (2,119,924)    (5,226,020)
Accumulated net realized gain
 (loss) on investments                   (738,095)   18,083,441    (22,128,646)
Net unrealized appreciation on
 investments, short sales,
 financial futures and option
 contracts, foreign currency
 contracts, and translation of
 other assets and liabilities
 denominated in foreign currencies     15,962,798    23,644,586      1,814,860
                                     ------------  ------------   ------------
                                     $269,673,390  $206,734,206   $ 72,317,390
                                     ============  ============   ============

See accompanying Notes to Financial Statements.

 Statement of Assets and Liabilities (unaudited)                 June 30, 1999

                                        TIFF U.S.
                                          Equity      TIFF Bond    TIFF Short-
                                           Fund          Fund       Term Fund
                                          (USEF)         (BF)         (STF)
Assets
Investments in securities, at value
 (Cost: USEF $272,224,197; BF
 $227,963,007; STF $82,471,301)        $326,176,548  $224,793,486  $82,457,165
Cash                                             --            --    6,288,475
Receivable for securities sold           13,653,587     5,972,395           --
Interest receivable                           5,009     2,164,488      559,505
Dividends receivable                        311,867        32,192           --
Variation margin on financial futures
 contracts receivable                       268,833            --       11,050
                                       ------------  ------------  -----------
Total assets                            340,415,844   232,962,561   89,316,195
                                       ------------  ------------  -----------
Liabilities
Payable for securities purchased         13,810,010    42,487,804    5,600,875
Payable for capital stock repurchased            --        67,862           --
Market value of securities sold short
 (proceeds: USEF $77,718)                         6            --           --
Variation margin on financial futures
 contracts payable                               --       202,511           --
Dividends payable from net investment
 income                                          --       390,852       41,272
Due to custodian                                783         8,351           --
Accrued expenses and other
 liabilities                                 23,074        33,979       15,137
                                       ------------  ------------  -----------
Total liabilities                        13,833,873    43,191,359    5,657,284
                                       ------------  ------------  -----------
Net Assets                             $326,581,971  $189,771,202  $83,658,911
                                       ============  ============  ===========
Shares Outstanding (authorized
 500,000,000 shares, par value
 $0.001, for each Fund)                  18,805,720    19,227,056    8,392,319
                                       ============  ============  ===========
Net Asset Value Per Share              $      17.37  $       9.87  $      9.97
                                       ============  ============  ===========
Components of Net Assets
Capital stock                          $243,290,026  $194,075,732  $83,952,919
Distribution in excess of net
 investment income                         (735,880)     (369,842)          --
Accumulated net realized gain (loss)
 on investments                          29,457,409      (585,738)    (257,219)
Net unrealized appreciation
 (depreciation) on investments, short
 sales financial futures and option
 contracts, foreign currency
 contracts, and translation of other
 assets and liabilities denominated
 in foreign currencies                   54,570,416    (3,348,950)     (36,789)
                                       ------------  ------------  -----------
                                       $326,581,971  $189,771,202  $83,658,911
                                       ============  ============  ===========

See accompanying Notes to Financial Statements.

 Statement of Operations (unaudited)    For the Six Months Ended June 30, 1999

                                  TIFF Multi-  TIFF International TIFF Emerging
                                  Asset Fund      Equity Fund     Markets Fund
                                     (MAF)           (IEF)            (EMF)
Investment income
Interest                          $ 2,412,919     $   283,563      $    37,656
Dividends (net of foreign
 withholding taxes of: MAF
 $134,802; IEF $386,314; EMF $0)    1,452,629       2,914,760          569,343
                                  -----------     -----------      -----------
 Total investment income            3,865,548       3,198,323          606,999
                                  -----------     -----------      -----------
Operating expenses
Investment advisory fees              282,388         190,486           44,084
Money manager fees                    161,152         328,909           99,118
Custodian and accounting fees         167,214         240,478          166,815
Administration fees                    77,685          69,868           15,903
Shareholder recordkeeping fees         14,072          14,064            5,471
Professional fees                      42,286          37,419           28,722
Insurance expense                      10,536           7,372            1,903
Registration and filing fees           12,066          10,415            7,223
Amortization of organizational
 costs                                  1,339           1,184              518
Miscellaneous fees and expenses        28,634          10,234            8,524
                                  -----------     -----------      -----------
 Operating expenses                   797,372         910,429          378,281
 Foreign Tax Expense                  220,396         115,339          175,391
                                  -----------     -----------      -----------
 Total Expenses                     1,017,768       1,025,768          553,672
                                  -----------     -----------      -----------
Net investment income               2,847,780       2,172,555           53,327
                                  -----------     -----------      -----------
Net realized and unrealized gain
 (loss) on investments,
 financial futures and option
 contracts, forward currency
 contracts, short sales and
 foreign currency related
 transactions
Net realized gain (loss) on:
 Investments                         (884,086)     17,075,393       (5,362,704)
 Financial futures and options
  contracts                         3,626,541        (357,701)              --
 Forward currency contracts and
  foreign currency related
  transactions                          8,047         (79,885)         (29,175)
                                  -----------     -----------      -----------
Net realized gain (loss)            2,750,502      16,637,807       (5,391,879)
                                  -----------     -----------      -----------
Net change in unrealized
 appreciation (depreciation) on:
 Investments                       20,831,273      14,765,002       26,908,053
 Financial futures and options
  contracts                           124,313        (382,722)              --
 Forward currency contracts and
  foreign currency related
  transactions                         45,823         482,132           (4,800)
                                  -----------     -----------      -----------
Net change in unrealized
 appreciation (depreciation)       21,001,409      14,864,412       26,903,253
                                  -----------     -----------      -----------
Net realized and unrealized gain   23,751,911      31,502,219       21,511,374
                                  -----------     -----------      -----------
Net increase in net assets
 resulting from operations        $26,599,691     $33,674,774      $21,564,701
                                  ===========     ===========      ===========

See accompanying Notes to Financial Statements.

 Statement of Operations (unaudited)    For the Six Months Ended June 30, 1999

                                          TIFF U.S.
                                           Equity        TIFF      TIFF Short-
                                            Fund       Bond Fund    Term Fund
                                           (USEF)        (BF)         (STF)
Investment income
Interest                                 $   724,370  $ 6,401,134  $1,948,165
Dividends (net of foreign withholding
 taxes of: USEF $14,768 ; BF $3,715 ;
 STF-$0)                                   1,533,226      106,458          --
                                         -----------  -----------  ----------
 Total investment income                   2,257,596    6,507,592   1,948,165
                                         -----------  -----------  ----------
Operating expenses
Investment advisory fees                     238,663       98,858      10,751
Money manager fees                           430,110       95,546      71,671
Custodian and accounting fees                114,575      109,417      21,054
Administration fees                           87,541       54,392      19,717
Shareholder recordkeeping fees                20,342       15,895      13,186
Professional fees                             27,485       28,420      16,964
Insurance expense                             10,532        7,415       2,759
Registration and filing fees                  10,817        8,563       8,069
Amortization of organizational costs           1,583          848         211
Miscellaneous fees and expenses               15,883        6,122       7,625
                                         -----------  -----------  ----------
 Total operating expenses before fee
  waivers/reimbursements                     957,531      425,476     172,007
 Fee waivers/reimbursements                       --           --     (46,583)
                                         -----------  -----------  ----------
 Total net operating expenses                957,531      425,476     125,424
                                         -----------  -----------  ----------
Net investment income                      1,300,065    6,082,116   1,822,741
                                         -----------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments, financial futures and
 option contracts, forward currency
 contracts, short sales and foreign
 currency related transactions
Net realized gain (loss) on:
 Investments                              13,052,836   (1,933,660)     17,648
 Short sales                                  21,873           --          --
 Financial futures and options contracts   1,564,095      714,612       9,390
 Forward currency contracts and foreign
  currency related transactions                 (418)          --          --
                                         -----------  -----------  ----------
Net realized gain (loss)                  14,638,386   (1,219,048)     27,038
                                         -----------  -----------  ----------
Net change in unrealized appreciation
 (depreciation) on:
 Investments                              18,372,368   (6,686,281)        409
 Financial futures and options contracts     457,828     (384,524)    (30,867)
                                         -----------  -----------  ----------
Net change in unrealized appreciation
 (depreciation)                           18,830,196   (7,070,805)    (30,458)
                                         -----------  -----------  ----------
Net realized and unrealized gain (loss)   33,468,582   (8,289,853)     (3,420)
                                         -----------  -----------  ----------
Net increase (decrease) in net assets
 resulting from operations               $34,768,647  $(2,207,737) $1,819,321
                                         ===========  ===========  ==========

See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets

                                    TIFF                 TIFF International
                              Multi- Asset Fund              EquityFund
                          --------------------------  --------------------------
                           Six Months                  Six Months
                             Ended          Year         Ended          Year
                            6/30/99        Ended        6/30/99        Ended
                          (unaudited)     12/31/98    (unaudited)     12/31/98
Increase (decrease) in
 net assets from
 operations:
Net investment income     $  2,847,780  $  6,494,620  $  2,172,555  $  3,809,278
Net realized gain (loss)
 on investments,
 financial futures and
 options contracts,
 short sales, forward
 currency contracts and
 foreign currency-
 related transactions        2,750,502    (6,071,182)   16,637,807    15,260,298
Net change in unrealized
 appreciation
 (depreciation) on
 investments, financial
 futures and options
 contracts, short sales,
 forward currency
 contracts and on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                 21,001,409       467,315    14,864,412   (14,008,063)
                          ------------  ------------  ------------  ------------
Net increase (decrease)
 in net assets resulting
 from operations            26,599,691       890,753    33,674,774     5,061,513
                          ------------  ------------  ------------  ------------
Distributions:
From net investment
 income                             --    (2,001,230)           --    (2,692,547)
In excess of net
 investment income                  --    (5,135,002)           --    (4,292,479)
From net realized gains             --            --            --   (13,748,528)
                          ------------  ------------  ------------  ------------
Decrease in net assets
 resulting from
 distributions                      --    (7,136,232)           --   (20,733,554)
                          ------------  ------------  ------------  ------------
Capital share
 transactions, net (see
 Appendix D)               (48,773,632)  (84,224,588)  (86,970,448)   34,630,023
                          ------------  ------------  ------------  ------------
Total increase
 (decrease) in net
 assets                    (22,173,941)  (90,470,067)  (53,295,674)   18,957,982
Net assets
Beginning of period        291,847,331   382,317,398   260,029,880   241,071,898
                          ------------  ------------  ------------  ------------
End of period             $269,673,390  $291,847,331  $206,734,206  $260,029,880
                          ============  ============  ============  ============
Distributions in excess
 of net investment
 income                   $ (2,287,222) $ (5,135,002) $ (2,119,924) $ (4,292,479)

See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets

                                    TIFF                     TIFF U.S.
                           Emerging Markets Fund            Equity Fund
                          -------------------------  --------------------------
                          Six Months                  Six Months
                             Ended         Year         Ended          Year
                            6/30/99       Ended        6/30/99        Ended
                          (unaudited)    12/31/98    (unaudited)     12/31/98
                          -----------  ------------  ------------  ------------
Increase (decrease) in
 net assets from
 operations:
Net investment income
 (loss)                   $    53,327  $   (382,269) $  1,300,065  $  2,894,615
Net realized gain (loss)
 on investments,
 financial futures and
 options contracts short
 sales, forward currency
 contracts and foreign
 currency-related
 transactions              (5,391,879)  (12,097,803)   14,638,386    39,463,251
Net change in unrealized
 appreciation
 (depreciation) on
 investments, financial
 futures and options
 contracts, short sales,
 forward currency
 contracts and on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                26,903,253   (16,652,920)   18,830,196   (10,953,068)
                          -----------  ------------  ------------  ------------
Net increase (decrease)
 in net assets resulting
 from operations           21,564,701   (29,132,992)   34,768,647    31,404,798
                          -----------  ------------  ------------  ------------
Distributions:
From net investment
 income                            --            --      (761,336)   (1,307,917)
In excess of net
 investment income                 --    (1,837,831)           --    (1,274,609)
From net realized gains            --            --            --   (31,677,567)
                          -----------  ------------  ------------  ------------
Decrease in net assets
 resulting from
 distributions                     --    (1,837,831)     (761,336)  (34,260,093)
                          -----------  ------------  ------------  ------------
Capital share
 transactions, net (see
 Appendix D)               (7,414,720)    5,302,196   (20,011,991)   59,727,995
                          -----------  ------------  ------------  ------------
Total increase
 (decrease) in net
 assets                    14,149,981   (25,668,627)   13,995,320    56,872,700
Net assets
Beginning of period        58,167,409    83,836,036   312,586,651   255,713,951
                          -----------  ------------  ------------  ------------
End of period             $72,317,390  $ 58,167,409  $326,581,971  $312,586,651
                          ===========  ============  ============  ============
Distributions in excess
 of net investment
 income                   $(5,226,020) $ (5,279,347) $   (735,880) $ (1,274,609)

See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets

                                        TIFF                       TIFF
                                      Bond Fund               Short-Term Fund
                              --------------------------  ------------------------
                               Six Months                 Six Months
                                 Ended          Year         Ended        Year
                                6/30/99        Ended        6/30/99       Ended
                              (unaudited)     12/31/98    (unaudited)   12/31/98
Increase (decrease) in net
 assets from operations:
Net investment income         $  6,082,116  $ 11,076,214  $ 1,822,741  $ 3,253,252
Net realized gain (loss) on
 investments, financial
 futures and options
 contracts, short sales,
 forward currency contracts
 and foreign currency-
 related transactions           (1,219,048)    1,993,956       27,038        7,713
Net change in unrealized
 appreciation (depreciation)
 on investments, financial
 futures and options
 contracts, short sales,
 forward currency contracts
 and on translation of other
 assets and liabilities
 denominated in foreign
 currencies                     (7,070,805)      450,790      (30,458)       7,419
                              ------------  ------------  -----------  -----------
Net increase in net assets
 resulting from operations      (2,207,737)   13,520,960    1,819,321    3,268,384
                              ------------  ------------  -----------  -----------
Distributions:
From net investment income      (6,082,116)  (10,988,853)  (1,828,878)  (3,219,795)
In excess of net investment
 income                               (901)     (368,940)          --           --
From net realized gains                 --    (1,252,461)          --           --
                              ------------  ------------  -----------  -----------
Decrease in net assets
 resulting from
 distributions                  (6,083,017)  (12,610,254)  (1,828,878)  (3,219,795)
                              ------------  ------------  -----------  -----------
Capital share transactions,
 net (see Appendix D)              409,987    23,389,207    8,761,072   40,427,522
                              ------------  ------------  -----------  -----------
Total increase (decrease) in
 net assets                     (7,880,767)   24,299,913    8,751,515   40,476,111
Net assets
Beginning of period            197,651,969   173,352,056   74,907,396   34,431,285
                              ------------  ------------  -----------  -----------
End of period                 $189,771,202  $197,651,969  $83,658,911  $74,907,396
                              ============  ============  ===========  ===========
Undistributed/(distributions
 in excess of) net
 investment income            $   (369,842) $   (368,940) $        --  $     6,137

See accompanying Notes to Financial Statements.

 TIFF Multi-Asset Fund -- Financial Highlights

                          Six Months
                             Ended        Year      Year      Year    Period from
                            6/30/99      Ended     Ended     Ended     3/31/95 *
                          (unaudited)   12/31/98  12/31/97  12/31/96  to 12/31/95
For a share outstanding
 throughout each period
Net asset value,
 beginning of period       $  11.42     $  11.65  $  12.08  $  11.13    $ 10.00
                           --------     --------  --------  --------    -------
Income from investment
 operations:
Net investment income          0.09         0.20      0.44      0.17       0.26
Net realized and
 unrealized gain (loss)
 on investments,
 financial futures and
 options contracts,
 short sales, forward
 currency contracts and
 foreign currency-
 related transactions          1.05        (0.17)     0.21      1.45       1.14
                           --------     --------  --------  --------    -------
Total from investment
 operations                    1.14         0.03      0.65      1.62       1.40
                           --------     --------  --------  --------    -------
Less distributions from:
Net investment income            --        (0.07)    (0.30)    (0.18)     (0.24)
Amounts in excess of net
 investment income               --        (0.19)    (0.15)    (0.13)        --
Net realized gains               --           --     (0.63)    (0.36)     (0.03)
                           --------     --------  --------  --------    -------
Total distributions              --        (0.26)    (1.08)    (0.67)     (0.27)
                           --------     --------  --------  --------    -------
Net asset value, end of
 period                    $  12.56     $  11.42  $  11.65  $  12.08    $ 11.13
                           ========     ========  ========  ========    =======
Total return (c)              9.98%(b)     0.22%     5.51%    14.72%     13.87%(b)
Ratios/supplemental data
Net assets, end of
 period (000s)             $269,673     $291,847  $382,317  $218,244    $92,630
Ratio of expenses to
 average net assets           0.56%(a)     0.65%     0.72%     1.03%      0.80%(a)
Ratio of net investment
 income to average net
 assets                       2.02%(a)     1.85%     3.30%     1.99%      4.00%(a)
Portfolio turnover           69.00%(b)   196.06%   181.51%   100.66%     97.35%(b)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 TIFF International Equity Fund -- Financial Highlights

                          Six Months
                             Ended        Year        Year      Year      Year    Period from
                            6/30/99      Ended       Ended     Ended     Ended     5/31/94 *
                          (unaudited)   12/31/98    12/31/97  12/31/96  12/31/95  to 12/31/94
For a share outstanding
 throughout each period
Net asset value,
 beginning of period       $  11.17     $  11.77    $  12.19  $  10.82  $   9.98    $ 10.00
                           --------     --------    --------  --------  --------    -------
Income from investment
 operations:
Net investment income          0.05         0.19        0.17      0.10      0.15       0.05
Net realized and
 unrealized gain (loss)
 on investments,
 financial futures and
 options contracts,
 forward currency
 contracts and foreign
 currency-related
 transactions                  1.53         0.15       (0.06)     1.62      0.83       0.06
                           --------     --------    --------  --------  --------    -------
Total from investment
 operations                    1.58         0.34        0.11      1.72      0.98       0.11
                           --------     --------    --------  --------  --------    -------
Less distributions from:
Net investment income            --        (0.12)      (0.16)    (0.09)    (0.14)     (0.04)
Amounts in excess of net
 investment income               --        (0.20)      (0.09)       --        --      (0.01)
Net realized gains               --        (0.62)      (0.28)    (0.26)       --         --
Amounts in excess of net
 realized gains                  --           --          --        --        --      (0.08)
                           --------     --------    --------  --------  --------    -------
Total distributions              --        (0.94)      (0.53)    (0.35)    (0.14)     (0.13)
                           --------     --------    --------  --------  --------    -------
Net asset value, end of
 period                    $  12.75     $  11.17    $  11.77  $  12.19  $  10.82    $  9.98
                           ========     ========    ========  ========  ========    =======
Total return (d)             14.15%(b)     3.03%(c)    0.91%    15.94%     9.85%      0.98%(b)(c)
Ratios/supplemental data
Net assets, end of
 period (000s)             $206,734     $260,030    $241,072  $219,458  $155,422    $89,309
Ratio of expenses to
 average net assets           0.72%(a)     0.81%(e)    1.21%     1.11%     1.05%      1.08%(a)
Ratio of expenses
 (before expense
 waivers) to average net
 assets                       0.72%(a)     0.84%(e)    1.21%     1.11%     1.05%      1.27%(a)
Ratio of net investment
 income to average net
 assets                       1.71%(a)     1.47%       0.72%     0.91%     1.48%      0.95%(a)
Portfolio turnover           13.49%(b)    30.62%      25.55%    32.40%    32.91%     14.71%(b)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
(e) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses (before expense waivers) to average net assets would have been 0.76% and 0.79%, respectively.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 TIFF Emerging Markets Fund -- Financial Highlights

                          Six Months
                             Ended       Year         Year      Year       Year     Period from
                            6/30/99     Ended        Ended     Ended      Ended      5/31/94 *
                          (unaudited)  12/31/98     12/31/97  12/31/96   12/31/95   to 12/31/94
For a share outstanding
 throughout each period
Net asset value,
 beginning of period        $  5.19    $  8.09      $  8.63   $  8.45    $  9.24      $ 10.00
                            -------    -------      -------   -------    -------      -------
Income from investment
 operations:
Net investment income
 (loss)                       (0.06)     (0.01)        0.33      0.01        --          0.01
Net realized and
 unrealized gain (loss)
 on investments, forward
 currency contracts and
 foreign currency-
 related transactions          2.16      (2.72)       (0.36)     0.21      (0.79)       (0.71)
                            -------    -------      -------   -------    -------      -------
Total from investment
 operations                    2.10      (2.73)       (0.03)     0.22      (0.79)       (0.70)
                            -------    -------      -------   -------    -------      -------
Less distributions from:
Net investment income            --         --        (0.24)    (0.04)     (0.00)#      (0.01)
Amounts in excess of net
 investment income               --      (0.17)       (0.27)    (0.00)#    (0.00)#         --
Net realized gains               --         --           --     (0.00)#       --           --
Amounts in excess of net
 realized gains                  --         --           --        --      (0.00)#      (0.05)
                            -------    -------      -------   -------    -------      -------
Total distributions              --      (0.17)       (0.51)    (0.04)     (0.00)       (0.06)
                            -------    -------      -------   -------    -------      -------
Net asset value, end of
 period                     $  7.29    $  5.19      $  8.09   $  8.63    $  8.45      $  9.24
                            -------    -------      -------   -------    -------      -------
Total return (d)             40.46%(b) (33.38%)(c)   (0.40%)    2.51%     (8.39%)      (6.97%)(b)(c)
Ratios/supplemental data
Net assets, end of
 period (000s)              $72,317    $58,167      $83,836   $89,736    $59,486      $50,032
Ratio of expenses to
 average net assets           1.23%(a)   3.09%(e)     1.56%     1.62%      2.35%        1.83%(a)
Ratio of expenses
 (before expense
 waivers) to average net
 assets                       1.23%(a)   3.14%(e)     1.56%     1.62%      2.35%        2.25%(a)
Ratio of net investment
 income (loss) to
 average net assets           0.17%(a)  (0.55%)       0.95%     0.06%     (0.15%)       0.40%(a)
Portfolio turnover           27.67%(b)  47.62%       72.23%    79.96%    104.30%       26.37%(b)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
(e) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses (before expense waivers) to average net assets would have been 2.98% and 3.03%, respectively.
 # Rounds to less than $0.01.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 TIFF U.S. Equity Fund -- Financial Highlights

                          Six Months
                             Ended        Year      Year      Year      Year    Period from
                            6/30/99      Ended     Ended     Ended     Ended     5/31/94 *
                          (unaudited)   12/31/98  12/31/97  12/31/96  12/31/95  to 12/31/94
For a share outstanding
 throughout each period
Net asset value,
 beginning of period       $  15.62     $  15.66  $  13.74  $  12.36  $  10.02    $ 10.00
                           --------     --------  --------  --------  --------    -------
Income from investment
 operations:
Net investment income          0.06         0.17      0.50      0.20      0.20       0.15
Net realized and
 unrealized gain on
 investments, financial
 futures and options
 contracts, short sales,
 and foreign currency-
 related transactions          1.73         1.59      3.94      2.52      3.37       0.19
                           --------     --------  --------  --------  --------    -------
Total from investment
 operations                    1.79         1.76      4.44      2.72      3.57       0.34
                           --------     --------  --------  --------  --------    -------
Less distributions from:
Net investment income         (0.04)       (0.07)    (0.40)    (0.17)    (0.22)     (0.15)
Amounts in excess of net
 investment income               --        (0.07)    (0.11)    (0.10)       --      (0.00)#
Net realized gains               --        (1.66)    (2.01)    (1.07)    (1.01)     (0.01)
Amounts in excess of net
 realized gains                  --           --        --        --        --      (0.16)
                           --------     --------  --------  --------  --------    -------
Total distributions           (0.04)       (1.80)    (2.52)    (1.34)    (1.23)     (0.32)
                           --------     --------  --------  --------  --------    -------
Net asset value, end of
 period                    $  17.37     $  15.62  $  15.66  $  13.74  $  12.36    $ 10.02
                           ========     ========  ========  ========  ========    =======
Total return (d)             11.46%(b)    11.85%    33.01%    21.91%    36.02%      3.49%(b)(c)
Ratios/supplemental data
Net assets, end of
 period (000s)             $326,582     $312,587  $255,714  $176,797  $109,901    $58,173
Ratio of expenses to
 average net assets           0.60%(a)     0.72%     0.70%     0.82%     0.93%      0.85%(a)
Ratio of expenses
 (before expense
 waivers) to average net
 assets                       0.60%(a)     0.72%     0.70%     0.82%     0.93%      1.06%(a)
Ratio of net investment
 income to average net
 assets                       0.82%(a)     0.99%     1.34%     1.41%     1.67%      2.52%(a)
Portfolio turnover           38.93%(b)    98.30%   108.52%   105.18%   109.89%     44.59%(b)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
 # Rounds to less than $0.01.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 TIFF Bond Fund -- Financial Highlights

                          Six Months
                             Ended         Year      Year      Year       Year     Period from
                            6/30/99       Ended     Ended     Ended      Ended      5/31/94 *
                          (unaudited)    12/31/98  12/31/97  12/31/96   12/31/95   to 12/31/94
For a share outstanding
 throughout each period
Net asset value,
 beginning of period       $  10.29      $  10.24  $  10.06  $  10.33   $   9.68    $  10.00
                           --------      --------  --------  --------   --------    --------
Income from investment
 operations:
Net investment income          0.31          0.60      0.64      0.67       0.67        0.36
Net realized and
 unrealized gain (loss)
 on investments,
 financial futures and
 options contracts,
 forward currency
 contracts and foreign
 currency-related
 transactions                 (0.42)         0.13      0.27     (0.27)      1.01       (0.32)
                           --------      --------  --------  --------   --------    --------
Total from investment
 operations                   (0.11)         0.73      0.91      0.40       1.68        0.04
                           --------      --------  --------  --------   --------    --------
Less distributions from:
Net investment income         (0.31)        (0.60)    (0.64)    (0.67)     (0.66)      (0.36)
Amounts in excess of net
 investment income            (0.00)#       (0.02)    (0.01)    (0.00)#    (0.01)#     (0.00)#
Net realized gains               --         (0.06)    (0.08)       --      (0.36)         --
                           --------      --------  --------  --------   --------    --------
Total distributions           (0.31)        (0.68)    (0.73)    (0.67)     (1.03)      (0.36)
                           --------      --------  --------  --------   --------    --------
Net asset value, end of
 period                    $   9.87      $  10.29  $  10.24  $  10.06   $  10.33    $   9.68
                           ========      ========  ========  ========   ========    ========
Total return (d)             (1.11%)(b)     7.31%     9.35%     3.75%     18.07%       0.46%(b)(c)
Ratios/supplemental data
Net assets, end of
 period (000s)             $189,771      $197,652  $173,352  $127,491   $ 91,072    $ 79,671
Ratio of expenses to
 average net assets           0.43% (a)     0.46%     0.56%     0.58%      0.96%       0.62%(a)
Ratio of expenses
 (before expense
 waivers) to average net
 assets                       0.43% (a)     0.46%     0.56%     0.58%      0.96%       0.94%(a)
Ratio of net investment
 income to average net
 assets                       6.15% (a)     5.82%     6.41%     6.64%      6.34%       6.37%(a)
Portfolio turnover          252.96% (b)   329.49%   398.16%   332.21%    406.24%     162.06%(b)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
 # Rounds to less than $0.01.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 TIFF Short-Term Fund -- Financial Highlights

                          Six Months
                             Ended       Year      Year      Year       Year     Period from
                            6/30/99     Ended     Ended     Ended      Ended      5/31/94*
                          (unaudited)  12/31/98  12/31/97  12/31/96   12/31/95   to 12/31/94
For a share outstanding
 throughout each period
Net asset value,
 beginning of period        $  9.97    $  9.95   $  9.99   $ 10.01    $ 10.00      $ 10.00
                            -------    -------   -------   -------    -------      -------
Income from investment
 operations:
Net investment income          0.25       0.54      0.54      0.54       0.58         0.28
Net realized and
 unrealized gain (loss)
 on investments,
 financial futures and
 options contracts               --       0.01     (0.02)    (0.02)      0.05         0.02
                            -------    -------   -------   -------    -------      -------
Total from investment
 operations                    0.25       0.55      0.52      0.52       0.63         0.30
                            -------    -------   -------   -------    -------      -------
Less distributions from:
Net investment income         (0.25)     (0.53)    (0.55)    (0.54)     (0.58)       (0.28)
Amounts in excess of net
 investment income               --         --     (0.01)    (0.00)#    (0.00)#      (0.00)#
Net realized gains               --         --        --        --      (0.04)       (0.01)
Amounts in excess of net
 realized gains                  --         --        --        --      (0.00)#      (0.01)
                            -------    -------   -------   -------    -------      -------
Total distributions           (0.25)     (0.53)    (0.56)    (0.54)     (0.62)       (0.30)
                            -------    -------   -------   -------    -------      -------
Net asset value, end of
 period                     $  9.97    $  9.97   $  9.95   $  9.99    $ 10.01      $ 10.00
                            =======    =======   =======   =======    =======      =======
Total return (c)              2.55%(b)   5.59%     5.30%     5.28%      6.43%        3.10%(b)
Ratios/supplemental data
Net assets, end of
 period (000s)              $83,659    $74,907   $34,431   $63,470    $96,580      $34,283
Ratio of expenses to
 average net assets           0.35%(a)   0.35%     0.47%     0.36%      0.42%        0.40%(a)
Ratio of expenses
 (before expense
 waivers) to average net
 assets                       0.48%(a)   0.53%     0.56%     0.47%      0.54%        1.72%(a)
Ratio of net investment
 income to average net
 assets                       5.09%(a)   5.41%     5.53%     5.35%      5.67%        4.98%(a)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
 # Rounds to less than $0.01.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 Notes to Financial Statements (unaudited)                       June 30, 1999

1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has six active Funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF Emerging Markets Fund ("Emerging Markets"), TIFF U.S. Equity Fund ("U.S. Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term").

Investment Objectives

---------------------------------------------------------------------------------------------------------
  Fund                  Investment Objective
---------------------------------------------------------------------------------------------------------

  Multi-Asset           Provide a growing stream of current income and appreciation of principal that at least offsets inflation.

  International Equity  Provide a growing stream of current income and appreciation of principal that at least offsets inflation by investing in common stocks of companies domiciled in at least ten different countries.

  Emerging Markets      Provide appreciation of principal that at least offsets inflation by investing in common stocks of companies domiciled in emerging market countries.

  U.S. Equity           Provide a growing stream of current income and appreciation of principal that at least offsets inflation by investing in common stocks of U.S. domiciled companies.

  Bond                  Provide: (1) a hedge against deflation; and (2) a high rate of current income, subject to restrictions designed to ensure liquidity and control exposure to interest rate and credit risk.

  Short-Term            Provide a high rate of current income, subject to restrictions designed to control share price volatility.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase was greater than 60 days. Options and future contracts are valued at the last quoted bid price, except that open future sales contracts are valued using the closing settlement price or, in the absence of such price, the most recently quoted asked price. Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting the contracts.

Certain Funds invest in limited partnerships formed for the purpose of earning returns from alternative investment strategies. Investments in limited partnerships held by the Funds are presented, under procedures established by TIP's Board of Directors, at estimated values, which generally represent the respective Fund's proportionate share of the net assets of the investee partnerships as reported by them. These values are not necessarily indicative of the value the Funds would receive in a current sale. The Fund's proportionate share of the change in values of the investee partnerships is recorded as change in unrealized appreciation (depreciation) on investments in its statement of operations. Investments in other open-ended funds or trusts are valued at their closing net asset value per share on valuation date which is their redeemable value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by TIP's Board of Directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. At June 30, 1999, the aggregate amount of securities fair valued were as follows:

                 --------------------------------------------------------------------
            Fund                            Amount                    % of Net Assets
                 --------------------------------------------------------------------

            Multi-Asset                   $58,755,295                      21.79%
            International Equity           21,646,942                      10.47
            Emerging Markets               15,278,656                      21.13
            U.S. Equity                     9,109,450                       2.79

 Notes to Financial Statements (unaudited)                       June 30, 1999


Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The Funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Funds, using reasonable diligence, become aware of such dividends. The Funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since each Fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a Fund's next fiscal year if so elected by the Fund. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction from the related income, as and when such income is earned.

Expenses

Expenses directly attributable to a Fund are charged to that Fund's operations; expenses that are applicable to all Funds are allocated among them based on their relative average daily net assets. The costs incurred by TIP in connection with the organization and initial registration of shares have been amortized on a straight-line basis over a sixty-month period.

Dividends to Members

It is the policy of all Funds to declare dividends according to the following schedule:

                 ---------------------------------------------------------------
                                  Dividends from Net
            Fund                  Investment Income  Capital Gains Distributions
                 ---------------------------------------------------------------

            Multi-Asset             Semi-annually             Annually
            International Equity    Semi-annually             Annually
            Emerging Markets             Annually             Annually
            U.S. Equity                 Quarterly             Annually
            Bond                            Daily             Annually
            Short-Term                      Daily             Annually

Dividends from net short-term capital gains and net long-term capital gains of each Fund, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gain on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital stock.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date; and

(ii) purchases and sales of investments, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

 Notes to Financial Statements (unaudited)                       June 30, 1999


Forward Currency Contracts

The Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery, the Funds record a realized gain or loss on foreign currency related transactions equal to the difference between the value of the contract at the contract value and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Appendix B of the Notes to Financial Statements details each Fund's outstanding forward currency contracts at June 30, 1999.

Financial Futures Contracts

Certain Funds are engaged in trading financial futures contracts. The Funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the Funds' exposure to the underlying instrument or hedge other Fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

At June 30, 1999, the Funds held assets with a broker as initial margin for financial futures as follows:

                 ------------------------------------------------------------
                                                                   Segregated
            Fund                                                     Assets
                 ------------------------------------------------------------

            Multi-Asset                                            $4,217,452
            International Equity                                    2,555,763
            U.S. Equity                                             1,998,461
            Bond                                                      384,685
            Short-Term                                                539,328

Appendix C of the Notes to Financial Statements details each Fund's open futures contracts at June 30, 1999.

Short Selling

The Funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The Fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the Fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the Fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the Fund. When a closing purchase is entered into by the Fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

The Fund, in "short selling," sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the Fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short position except at prices above those previously quoted in the market.

Options

When a Fund purchases an option, an amount equal to the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium originally paid. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

 Notes to Financial Statements (unaudited)                       June 30, 1999


If the Fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the Fund realizes a gain in the amount of the premium received. If the Fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the Fund is reduced by the premium received. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each Fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

3. Investment Advisory Agreement and Money Manager Agreements

TIP's Board of Directors has approved investment advisory agreements with Foundation Advisers, Inc. ("FAI"). Each Fund pays FAI a maximum monthly fee calculated by applying the following annual rates to such Fund's average daily net assets for the month:

----------------------------------------------------------------------------
                           Multi- International Emerging  U.S.        Short-
Assets                     Asset     Equity     Markets  Equity Bond   Term
----------------------------------------------------------------------------

On the first $500 million   0.20%     0.15%       0.15%   0.15% 0.10%  0.03%
On the next $500 million    0.18%     0.13%       0.13%   0.13% 0.08%  0.03%
On the next $500 million    0.15%     0.11%       0.11%   0.11% 0.06%  0.02%
On the next $500 million    0.13%     0.09%       0.09%   0.09% 0.05%  0.02%
On the next $500 million    0.11%     0.07%       0.07%   0.07% 0.04%  0.01%
On the remainder (> $2.5
 billion)                   0.09%     0.05%       0.05%   0.05% 0.03%  0.01%

TIP's Board of Directors has approved Money Manager agreements with each of the Money Managers. Money Managers will receive annual management fees equal to a stated percentage of the value of Fund assets under management that is adjusted upwards or downwards, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain Money Managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies Money Managers who provide services to the Funds and the minimum, maximum and effective fee rates applicable during the six months ended June 30, 1999. Unless otherwise indicated, the management fee received by a Money Manager varies based on the Money Manager's investment performance.

Pursuant to an Administration Agreement, Investors Capital Services, Inc. ("Investors Capital") two employees of which serve as officers of TIP, earn a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more Funds of TIP below certain levels specified for each Fund. On May 29, 1998, Investors Capital became a wholly owned subsidiary of Investors Financial Services Co., Inc. Investors Bank and Trust Company ("IBT"), which is also a wholly owned subsidiary of Investors Financial Services Co., serves as the Funds' custodian and accounting and tranfer agent. Fees paid for services rendered by IBT are based upon assets of the Funds and on transactions entered into by the Funds during the six months. Fees for such services paid to IBT by the Funds are reflected as custodian and accounting fees and shareholder recordkeeping fees in the statement of operations.

During the six months ended June 30, 1999, the Short-Term Fund received fee waivers and reimbursements of $10,751 and $35,832 from the Fund's Advisor and Money Manager, respectively.

 Notes to Financial Statements (unaudited)                       June 30, 1999


4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the period from January 1, 1999 to June 30, 1999 were as follows:

                 ---------------------------------------------------------------------
            Fund                            Purchases                        Sales
                 ---------------------------------------------------------------------

            Multi-Asset                    $166,849,796                   $186,869,696
            International Equity             32,436,745                    111,867,467
            Emerging Markets                 16,735,382                     22,434,083
            U.S. Equity                     113,067,273                    120,447,097
            Bond                            533,828,142                    514,462,652
            Short-Term                       31,415,944                     34,314,997

For federal income tax purposes, the cost of securities owned at June 30, 1999 was substantially the same as for financial reporting purposes. Accordingly, the aggregate gross unrealized appreciation and depreciation and the net unrealized appreciation/(depreciation) on securities owned and securities sold short at June 30, 1999 for each Fund are as follows:

   ----------------------------------------------------------------------------
                                                                 Net Unrealized
                                                                 Appreciation/
     Fund                  Gross Appreciation Gross Depreciation (Depreciation)
   ----------------------------------------------------------------------------

     Multi-Asset              $30,712,054        ($16,570,182)    $14,141,872
     International Equity      43,636,894         (18,531,603)     25,105,291
     Emerging Markets          14,084,995         (12,262,808)      1,822,187
     U.S. Equity               66,117,949         (12,087,886)     54,030,063
     Bond                       1,319,203          (4,488,724)     (3,169,521)
     Short -Term                   26,000             (40,136)        (14,136)

5. Repurchase and Reverse Repurchase Agreements

Each Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to a Fund and repurchase such securities from such Fund at a mutually agreed upon price and date.

Each Fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Fund and such Fund agrees to repurchase the securities at an agreed upon price and date.

Each Fund will engage in repurchase and reverse repurchase transactions with parties approved by the Fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The Funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6. Capital Share Transactions

As of June 30, 1999, each Fund has 500,000,000 shares of $0.001 par value capital stock authorized. The Funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the U.S. Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset and International Equity Funds assess entry and exit fees of 0.75%; and the Emerging Markets Fund assesses entry and exit fees of 1.00%. These fees, which are paid to the Funds directly, not to FAI or other vendors supplying services to the Funds, are designed to allocate transactions costs associated with purchases and redemptions of Fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the purchase or redemption will not result in significant transaction costs for the affected Fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the Funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D to the Notes to Financial Statements.

7. Securities Lending

The Funds may lend portfolio securities to qualified borrowers. The terms of the lending agreements require that loans are secured at all times by cash or U.S. government securities in an amount greater than 102% of the market value of the securities loaned (105% in case of foreign securities), plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Funds' custodian acts as the lending agent. If cash collateral is received, the lending agent invests the amounts received in short-term securities and cash equivalents on behalf of the Fund. At June 30, 1999, the Funds with securities on loan received cash as collateral which was subsequently invested in cash equivalents. Any income earned on such investments in excess of agency fees and of a predetermined rebate to the borrowers is earned by the Funds and is recorded by the Funds as interest income.

 Notes to Financial Statements (unaudited)                       June 30, 1999


As of June 30, 1999, the value of the securities loaned and the amount of cash collateral received with respect to such loans were as follows:

                 ----------------------------------------------------------------
                                      Value of Loaned                Cash
            Fund                        Securities            Collateral Received
                 ----------------------------------------------------------------

            International Equity        $3,990,317                $4,399,050
            Emerging Markets            $2,241,083                $2,343,880

8. Delayed Delivery Transactions

The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds identify in their records securities as segregated with a value at least equal to the amount of the purchase commitment.

The Bond Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of Investments" above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the Fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's Money Manager deems it appropriate to do so.

The Bond Fund enters into TBA sale commitments to hedge its portfolio or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of Investments" above. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

9. Concentration of Risks

The Bond, Short-Term and Multi-Asset Funds invest in fixed income securities issued by banks and other financial companies the market values of which may change in response to interest rate changes. Although, the Bond, Short-Term and Multi-Asset Funds generally maintain diversified portfolios, the ability of the issuers of the respective Fund's portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state or region.

The International Equity and Emerging Markets Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the Funds' investment in emerging markets debt is limited, the yields of these obligations reflect perceived credit risk.

10. Principal Members

The schedule below shows the number of Members each owning 10% or more of a Fund and the total percentage of the Fund held by such Members.

                 ----------------------------------------------------------------------
            Fund                                Number                   % of Fund Held
                 ----------------------------------------------------------------------

            Multi-Asset                            2                           27
            International Equity Fund              1                           34
            Emerging Markets Fund                  3                           51
            U.S. Equity Fund                       2                           23
            Bond Fund                              1                           14
            Short-Term Fund                        2                           50

 Notes to Financial Statements (unaudited)                       June 30, 1999

                                   Appendix A

                 Money Manager Fee as Percent of Assets Managed
                     for the six months ended June 30, 1999

                                                                      Effective
                                                    Minimum  Maximum  Fee Rate@
TIFF Multi-Asset Fund

Bee & Associates, Inc..............................  0.15     2.00      0.15
Harding, Loevner Management, L.P. .................  0.10     1.50      0.10
Seix Investment Advisors, Inc......................  0.10     0.80      0.10
Wellington Management Company LLP..................  0.35*    0.45      0.45

TIFF International Equity Fund

Bee & Associates, Inc..............................  0.15     2.00      0.69
Delaware International Advisers, Ltd...............  0.30*    0.50      0.50
Harding, Loevner Management, L.P. .................  0.10     1.50      0.14
Marathon Asset Management, Ltd.....................  0.15     1.60      0.17

TIFF Emerging Markets Fund

Emerging Markets Management........................  0.40     3.00      0.46
Lazard Freres Asset Management.....................  0.50**   0.50**    0.50**

TIFF U.S. Equity Fund

Aronson + Partners.................................  0.10     0.80      0.12
Martingale Asset Management, L.P. .................  0.05*    0.10      0.09
Palo Alto Investors................................  0.10     2.00      2.00
Shapiro Capital Management.........................  0.50     0.95      0.50
Westport Asset Management, Inc.....................  0.15     2.00      0.15

TIFF Bond Fund

Atlantic Asset Management Partners, L.L.C..........  0.10     0.60      0.10
Seix Investment Advisors, Inc......................  0.10     0.80      0.10
Smith Breeden Associates, Inc. ....................  0.10     0.85      0.10

TIFF Short-Term Fund

Fischer Francis Trees & Watts, Inc.................  0.15*    0.20      0.10(a)

-------
 * Money Manager receives a fee that does not include performance component. ** Money Manager receives a straight asset-based fee regardless of the amount of assets managed for TIP (i.e., there are neither "breakpoints" in the fee agreement nor a performance component).
@  Annualized.
(a) The Money Manager has agreed to voluntarily waive a portion of its Money Manager Fee.

 Notes to Financial Statements (unaudited)                       June 30, 1999

                                   Appendix B

                        Open Forward Currency Contracts

                                              U.S. Dollar        Foreign Currency   Unrealized Appreciation/
 Contracts            Description         Receivable/(Payable) Receivable/(Payable)      (Depreciation)

                Multi-Asset Fund
                Buy Contracts -- Spots
      2,981,723 Swedish Krona 7/2/99           $ (352,866)          $  351,867            $      (999)

                Buy Contracts --
                 Forwards
         91,457 Eurodollar 7/30/99                (94,475)              94,579                    104

                Sell Contracts -- Spots
         70,677 Eurodollar 7/1/99                  73,023              (72,930)                    93
          3,939 Eurodollar 7/2/99                   4,057               (4,064)                    (7)
     10,802,465 Japanese Yen 7/1/99                89,240              (89,364)                  (124)
         68,637 Japanese Yen 7/2/99                   567                 (568)                    (1)

                Sell Contracts --
                 Forwards
     47,309,875 Swedish Krona 9/15/99           5,601,230           (5,610,339)                (9,109)
                                                                                          -----------
                Net unrealized
                depreciation                                                              $   (10,043)
                                                                                          ===========

                International Equity
                Fund

                Buy Contracts -- Spots
     63,814,138 Japanese Yen 7/1/99              (528,569)             527,826            $      (743)
      3,074,145 Swedish Krona 7/2/99             (363,804)             362,774                 (1,030)

                Buy Contracts --
                 Forwards
      2,142,283 British Pound 7/30/99          (3,385,364)           3,378,402                 (6,962)
    553,200,000 Japanese Yen 8/11/99           (5,031,035)           4,604,429               (426,606)
        918,527 Eurodollar 9/15/99               (952,513)             953,398                    885

                Sell Contracts -- Spots
     11,836,255 Japanese Yen 7/1/99             97,765.00           (97,915.00)                  (150)
          3,549 Swiss Franc 7/1/99                  2,290               (2,286)                     4
          4,896 Eurodollar 7/1/99                   5,068               (5,052)                    16

                Sell Contracts --
                 Forwards
      2,142,283 British Pound 7/30/99           3,466,000           (3,378,402)                87,598
    553,000,000 Japanese Yen 8/05/99            4,000,000           (4,598,615)              (598,615)
    553,200,000 Japanese Yen 8/11/99            4,000,000           (4,604,429)              (604,429)
     44,114,500 Swedish Krona 9/15/99           5,236,143           (5,231,410)                 4,733
                                                                                          -----------
                Net unrealized
                depreciation                                                              $(1,545,299)
                                                                                          ===========

                Emerging Markets Fund

                Buy Contracts -- Spots
      9,832,679 Greek Drachma 7/1/99              (31,293)              31,234            $       (59)
 11,713,517,400 Turkish Lira 7/1/99               (27,790)              27,770                    (20)

                Sell Contracts -- Spots
      1,649,894 Czech Koruna 7/1/99                46,623              (46,794)                  (171)
                                                                                          -----------
                Net unrealized
                depreciation                                                              $      (250)
                                                                                          ===========

 Notes to Financial Statements (unaudited)                       June 30, 1999


                                   Appendix C

                   Open Futures Contracts as of June 30, 1999

                                                                    Unrealized
 Number of                                Cost/       Value at     Appreciation
 Contracts            Type             (Proceeds)   June 30, 1999 (Depreciation)

           Multi-Asset Fund

           Long Futures Contracts
   91      September 1999 S&P 500
           Index                       $29,073,574   $30,392,986    $1,319,412
  109      September 1999 NIKKEI 225
           Index                         7,612,870     8,037,477       424,607
    8      September 1999 DAX Index      1,114,500     1,135,446        20,946
    8      September 1999 5 year
            U.S. Treasury Notes            867,625       872,000         4,375
    3      July 1999 CAC 40 Index          138,313       140,899         2,586
   14      September 1999 German
           Marks                           945,000       930,650       (14,350)
   74      September 1999 Japanese
           Yen                           7,745,025     7,721,900       (23,125)
                                                                    ----------
                                                                     1,734,451
                                                                    ----------
           Short Futures Contracts
   33      July 1999 Hang Seng Index    (2,956,274)   (2,881,678)       74,596
  623      July 1999 OMX Index          (6,168,614)   (6,136,826)       31,788
                                                                    ----------
                                                                       106,384
                                                                    ----------
           Total                                                    $1,840,835
                                                                    ==========

           International Equity Fund

           Long Futures Contracts
  162      September 1999 NIKKEI 225
           Index                        11,480,678    11,869,513    $  388,835
    6      September 1999 DAX Index        835,785       851,752        15,967
    5      September 1999 MIB30
           Index                           925,807       922,143        (3,664)
   10      September 1999 German
           Marks                           675,000       664,750       (10,250)
  110      September 1999 Japanese
           Yen                          11,510,475    11,478,500       (31,975)
   36      September 1999 CME
           British Pound                 3,595,625     3,553,200       (42,425)
   34      September 1999 FTSE 100
           Index                         3,518,549     3,450,041       (68,508)
                                                                    ----------
                                                                       247,980
                                                                    ----------
           Short Futures Contracts
  570      July 1999 OMX Index          (5,642,649)   (5,614,770)       27,879
   16      September 1999 S&P 500
           Index                        (5,279,800)   (5,526,800)     (247,000)
                                                                    ----------
                                                                      (219,121)
                                                                    ----------
           Total                                                    $   28,859
                                                                    ==========

           U.S. Equity Fund

           Long Futures Contracts
   54      September 1999 S&P 500
           Index                        17,964,162    18,652,950    $  688,788

           Short Futures Contracts
   10      September 1999 S&P 500
           Index                        (3,385,584)   (3,538,909)     (153,325)
                                                                    ----------
           Total                                                    $  535,463
                                                                    ==========

 Notes to Financial Statements (unaudited)                       June 30, 1999

                   Open Futures Contracts as of June 30, 1999

                                                                    Unrealized
 Number of                              Cost/        Value at      Appreciation
 Contracts           Type             (Proceeds)   June 30, 1999  (Depreciation)

           Bond Fund

           Long Futures Contracts
    4      September 1999 90 Day
           Eurodollar                $    942,000  $    945,950     $   3,950
    7      September 1999 5 year
            U.S. Treasury Notes           761,031       763,000         1,969
    4      December 1999 90 Day
           Eurodollar                     940,900       941,750           850
    2      March 2000 90 Day
           Eurodollar                     470,800       471,050           250
   21      September 1999 10 year
            U.S. Treasury Notes         2,360,690     2,334,938       (25,752)
                                                                    ---------
                                                                      (18,733)
                                                                    ---------

           Short Futures Contracts
    6      September 1999 10 year
            U.S. Treasury Notes          (675,375)     (667,125)        8,250
   65      September 1999 U.S.
           Treasury Bond               (7,525,819)   (7,533,906)       (8,087)
  214      September 1999 5 year
            U.S. Treasury Notes       (23,165,484)  (23,326,000)     (160,516)
                                                                    ---------
                                                                     (160,353)
                                                                    ---------
           Total                                                    $(179,086)
                                                                    =========

           Short-Term Fund

           Long Futures Contracts
   52      September 1999 90 Day
           Eurodollar                  12,319,550    12,297,350     $ (22,200)
                                                                    =========

 Notes to Financial Statements                                   June 30, 1999


                                   Appendix D

                           Capital Share Transactions

                           Six Months Ended June 30, 1999*   Year Ended December 31, 1998
Multi-Asset Fund               Shares           Amount          Shares          Amount
Shares Sold                       229,378  $      2,775,539      2,160,693  $    25,393,671
Shares Reinvested                      --                --        382,928        4,486,666
Exit/Entrance Fee                      --           368,976             --          858,436
                           --------------  ----------------  -------------  ---------------
 Subtotal                         229,378         3,144,515      2,543,621       30,738,773
Shares Redeemed                (4,330,832)      (51,918,147)    (9,792,392)    (114,963,361)
                           --------------  ----------------  -------------  ---------------
Net (Decrease)                 (4,101,454) $    (48,773,632)    (7,248,771) $   (84,224,588)
                           --------------  ----------------  -------------  ---------------

                           Six Months Ended June 30, 1999*   Year Ended December 31, 1998
International Equity Fund      Shares           Amount          Shares          Amount
Shares Sold                       133,430  $      1,572,963      2,884,321  $    35,637,540
Shares Reinvested                      --                --      1,758,908       19,730,254
Exit/Entrance Fees                     --           284,150             --          272,956
                           --------------  ----------------  -------------  ---------------
 Subtotal                         133,430         1,857,113      4,643,229       55,640,750
Shares Redeemed                (7,196,846)      (88,827,561)    (1,836,634)     (21,010,727)
                           --------------  ----------------  -------------  ---------------
Net
 Increase/(Decrease)           (7,063,416) $    (86,970,448)     2,806,595  $    34,630,023
                           --------------  ----------------  -------------  ---------------

                           Six Months Ended June 30, 1999*   Year Ended December 31, 1998
Emerging Markets Fund          Shares           Amount          Shares          Amount
Shares Sold                        27,471  $        181,100        979,610  $     6,383,487
Shares Reinvested                      --                --        333,525        1,450,837
Exit/Entrance Fees                     --            74,906             --           75,507
                           --------------  ----------------  -------------  ---------------
 Subtotal                          27,471           256,006      1,313,135        7,909,831
Shares Redeemed                (1,317,388)       (7,670,726)      (453,357)      (2,607,635)
                           --------------  ----------------  -------------  ---------------
Net
 Increase/(Decrease)           (1,289,917) $     (7,414,720)       859,778  $     5,302,196
                           --------------  ----------------  -------------  ---------------

                                  Six Months Ended
                                   June 30, 1999*            Year Ended December 31, 1998
U.S. Equity Fund               Shares           Amount          Shares          Amount
Shares Sold                       532,705  $      8,538,495      4,546,946  $    75,358,489
Shares Reinvested                  24,164           402,096      1,842,791       28,102,991
Exit/Entrance Fees                     --            71,527             --          261,668
                           --------------  ----------------  -------------  ---------------
 Subtotal                         556,869         9,012,118      6,389,737      103,723,148
Shares Redeemed                (1,764,336)      (29,024,109)    (2,705,487)     (43,995,153)
                           --------------  ----------------  -------------  ---------------
Net
 Increase/(Decrease)           (1,207,467) $    (20,011,991)     3,684,250  $    59,727,995
                           --------------  ----------------  -------------  ---------------

                           Six Months Ended June 30, 1999*   Year Ended December 31, 1998
Bond Fund                      Shares           Amount          Shares          Amount
Shares Sold                     1,387,879  $     14,051,230      5,003,060  $    51,347,987
Shares Reinvested                 380,854         3,839,043        821,415        8,450,101
                           --------------  ----------------  -------------  ---------------
 Subtotal                       1,768,733        17,890,273      5,824,475       59,798,088
Shares Redeemed                (1,752,247)      (17,480,286)    (3,535,452)     (36,408,881)
                           --------------  ----------------  -------------  ---------------
Net Increase                       16,486  $        409,987      2,289,023  $    23,389,207
                           --------------  ----------------  -------------  ---------------

                           Six Months Ended June 30, 1999*   Year Ended December 31, 1998
Short-Term Fund                Shares           Amount          Shares          Amount
Shares Sold                     2,858,700  $     28,515,277      8,764,788  $    87,526,259
Shares Reinvested                 165,758         1,653,430        281,506        2,807,748
                           --------------  ----------------  -------------  ---------------
 Subtotal                       3,024,458        30,168,707      9,046,294       90,334,007
Shares Redeemed                (2,145,771)      (21,407,636)    (4,992,503)     (49,906,485)
                           --------------  ----------------  -------------  ---------------
Net Increase                      878,687  $      8,761,071      4,053,791  $    40,427,522
                           --------------  ----------------  -------------  ---------------

-------
* unaudited

                            TIFF Investment Program

ADVISER
Foundation Advisers, Inc.
2405 Ivy Road
Charlottesville, VA 22903
phone(804) 817-8200
fax(804) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
Box 1537
Boston, MA 02205

FUND ADMINISTRATOR
Investors Capital Services, Inc.
600 Fifth Avenue, 26th Floor
New York, NY 10020

FUND DISTRIBUTOR
AMT Capital Securities, LLC
399 Park Avenue, 37th Floor
New York, NY 10022

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

MONEY MANAGERS

TIFF Multi-Asset Fund
Bee & Associates, Inc.
Canyon Capital Management, LP
Daystar Partners
Farallon Capital Management, LLC
Harding, Loevner Management, LP
Lone Pine Capital, LLC
Seix Investment Advisors, Inc.
Wellington Management Company LLP
Wyser-Pratt Management Company, Inc.

TIFF International Equity Fund
Bee & Associates, Inc.
City of London
Delaware International Advisers, Ltd.
Everest Capital Frontier Ltd., LP
Harding, Loevner Management, LP
Marathon Asset Management, Ltd.

TIFF Emerging Markets Fund
City of London Investment Management Co. Ltd.
Emerging Markets Management
Everest Capital Ltd.
Explorador Capital Management, LLC
Lazard Freres Asset Management

TIFF U.S. Equity Fund
Aronson + Partners Gotham Partners, LP
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management
Westport Asset Management, Inc.

TIFF Bond Fund
Atlantic Asset Management Partners, Inc.
Seix Investment Advisors, Inc.
Smith Breeden Associates, Inc.

TIFF Short-Term Fund
Fischer Francis Trees & Watts, Inc.